FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 25	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 29	☒

(Check appropriate box or boxes)

REALITY SHARES ETF TRUST

(Exact Name of Registrant as Specified in Charter)

402 West Broadway, Suite 2800

San Diego, CA 92101

(Address of Principal Executive Offices, Zip Code)

(619) 487-1445

(Registrant’s Telephone Number, including Area Code)

Eric Ervin

c/o Reality Shares Advisors, LLC

402 West Broadway, Suite 2800

San Diego, CA 92101

(Name and Address of Agent for Service)

Copy to:

Laura E. Flores

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave, NW

Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SUBJECT TO COMPLETION

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

Preliminary Prospectus dated February 11, 2019

PROSPECTUS

[____], 2019

Reality Shares ETF Trust

	PRINCIPAL U.S. LISTING EXCHANGE	TICKER SYMBOL
Reality Shares Blockforce Global Currency Strategy ETF	NYSE Arca, Inc.	[____]

INVESTMENT ADVISER:

REALITY SHARES ADVISORS, LLC

THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Reality Shares Blockforce Global Currency Strategy ETF

Investment Objective

The Reality Shares Blockforce Global Currency Strategy ETF (the ‘‘Fund’’) seeks to achieve positive total returns in rising or falling markets that are not directly correlated to broad market equity or fixed income returns.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average daily net assets. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares. If commissions were included in the table and the Example, the costs shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee[1]	xx%
Other Expenses[2]	xx%
Other Expenses of the Fund	xx%
Other Expenses of the Subsidiary	xx%
Acquired Fund Fees and Expenses[2]	xx%
Total Annual Fund Operating Expenses	xx%

1 Reality Shares Advisors, LLC (the “Adviser”) has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Board of Trustees (the “Board”) of Reality Shares ETF Trust (the “Trust”).

2 Based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$xx	$xx

1

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or ‘‘turns over’’ its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategy

The Fund is an actively managed exchange-traded fund (“ETF”) that is designed to provide investment exposure to global currencies, both fiat and virtual currencies, that have been widely adopted for use (e.g., as store-of-value, international remittance, foreign-exchange trading) throughout the world (“Significant Global Currencies”). The Fund seeks to achieve its investment objective by investing in a portfolio comprised of:

•	high-quality, short-term (no greater than 18-month maturity), sovereign debt instruments (“Fixed Income Securities”) listed for trading on U.S. exchanges and denominated in U.S. Dollar (USD), Euro (EUR), British Pound Sterling (GBP), Japanese Yen (JPY) and Swiss Franc (CHF) (together “Fiat Significant Global Currencies”),
•	bitcoin futures contracts of various maturities listed for trading on U.S. exchanges that provide exposure to the price movements of bitcoin (“Bitcoin Futures”), and
•	money market mutual funds and/or other cash equivalents (“Money Market Instruments”).

The Adviser initially constructs the Fund’s portfolio by investing approximately (i) an equal-weight of 15% of the Fund’s net assets in Fixed Income Securities denominated in each Fiat Significant Global Currency; (ii) 15% of the Fund’s net assets representing notional exposure in Bitcoin Futures and (iii) 10% of the Fund’s net assets in Money Market Instruments for margin and/or cash management purposes, each as measured at the time of purchase (the “Target Portfolio”). The Adviser seeks to reallocate the Fund’s assets approximately to the Target Portfolio on the business day following the date that one or more of the Significant Global Currencies moves by more than 20% up or down from its original 15% portfolio equal-weight, calculated as a percentage of the Fund’s net assets. The Fund will not invest directly in bitcoin.

Bitcoin is a cryptocurrency, and cryptocurrencies are digital assets designed to work as a medium of exchange that use cryptography to secure transactions, to control the creation of additional units, and to verify the transfer of assets. Unlike traditional currencies, decentralized virtual currencies (or cryptocurrencies) are digital assets not issued or backed by any government, agency, bank, organization or single administrator. Although the design and maintenance of each type of cryptocurrency differs, cryptocurrencies are typically based on the decentralized, open source protocol of a peer-to-peer computer network (“Cryptocurrency Network”). Typically, no single entity owns or operates a Cryptocurrency Network; the infrastructure is collectively maintained by a decentralized user base. A Cryptocurrency Network is accessed through software, and software governs a cryptocurrency’s creation, movement, and ownership. Transactions are verified by network nodes running open-source software that use cryptography to record transaction and ownership records that are reflected on a “blockchain,” which is a digital public record recorded on a public distributed ledger. Virtual currencies are the intrinsically linked units of accounts that exist within these blockchain networks. Cryptocurrency copies of this ledger generally are stored in a decentralized manner on the computers of each Cryptocurrency Network user. Transaction data is permanently recorded in files called “blocks,” which reflect transactions that have been recorded and authenticated by Cryptocurrency Network participants. The Cryptocurrency Network software source code includes protocols that govern the creation of a cryptocurrency and the cryptographic system that secures and verifies cryptocurrency transactions.

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While virtual currencies are relatively new, with the first virtual currency, bitcoin, having been created in 2009, they have quickly gained significant worldwide adoption and value. The current market capitalization of the top ten virtual currencies as of [xxxx] is approximately $[xxx] USD, and the largest virtual currency, bitcoin, has a market capitalization of approximately $[xxx] USD. As such, the Adviser believes that a fund comprised of globally adopted currencies deployed for multi-purpose use and value must evaluate certain decentralized virtual currencies for inclusion as they have established a significant role in the global financial ecosystem.

As of the date of this Prospectus, the Fund plans to invest in the Bitcoin Futures traded on the CBOE Futures Exchange, LLC (“CFE”) and/or the Chicago Mercantile Exchange (“CME”) but may invest in Bitcoin Futures traded on other exchanges in the future. Activity in Bitcoin Futures trading on the CFE and CME exchanges fall under agreements by which the principal listing exchange may obtain information via the Intermarket Surveillance Group ("ISG") from other members or affiliates of the ISG or for which the principal market is a market with which the exchange has a comprehensive surveillance sharing agreement. For the Fund’s net asset value (“NAV”) calculation, CFE and CME Bitcoin Futures positions will be valued at their respective futures cash settlement values as published by the CFE and CME at the close of each trading day.

The Fund expects to obtain exposure to Bitcoin Futures by investing up to 25% of its total assets, as measured at the end of every quarter of the Fund’s taxable year, in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary will be advised and managed on a day-to-day basis by the Adviser and will have the same investment objective as the Fund. Unlike the Fund, the Subsidiary may invest to a greater extent in commodities, including Bitcoin Futures, than the Fund. However, the Adviser will seek to limit the Subsidiary’s investment in Bitcoin Futures so the Fund’s aggregate notional exposure to Bitcoin Futures is limited to 15% of the Fund’s net assets at the time of investment. The Subsidiary’s investments in such instruments also will be subject to limits on leverage imposed by the Investment Company Act of 1940, as amended (“1940 Act”). The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to Bitcoin Futures in a manner consistent with U.S. federal tax law requirements applicable to regulated investment companies. The Fund may also invest in Bitcoin Futures directly to a limited extent, consistent with limitations imposed by the federal securities laws and U.S. federal tax law requirements applicable to regulated investment companies.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in Significant Global Currencies. For these purposes, Significant Global Currencies are investments denominated in or that have economic characteristics similar or equivalent to those of Significant Global Currencies. This policy can be changed by the Fund upon 60 days’ prior notice to shareholders.

The Fund is considered to be ‘‘non-diversified’’ under the 1940 Act, and may invest in the securities of fewer issuers than a diversified fund.

Principal Risks

As with all investments, the value of your investment in the Fund can be expected to go up or down. You can lose money on your investment in the Fund, including the possible loss of the entire principal amount of your investment. The principal risk factors affecting your investments in the Fund are set forth below. Each of these factors could cause the value of an investment in the Fund to decline over short- or long-term periods.

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Active Management Risk — The Fund is actively managed using proprietary investment strategies. As with all actively managed funds, there can be no guarantee the Adviser’s strategies will be successful. As a result, you may lose money on your investment, including the possible loss of the entire principal amount of your investment.

Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to net asset value (“NAV”) and possibly face delisting.

Bitcoin Risks — Due to the Fund’s exposure to bitcoin, shareholders may face significant risks that may not be present in other investments, including:

New Technology Risk. A contraction in use of bitcoin may result in increased volatility or a reduction in the price of bitcoin, which could adversely impact the value of the Fund. Bitcoin and its trading history have existed for a relatively short time, which limits a shareholder’s or potential shareholder’s ability to evaluate an investment in the Fund.

Declining Adoption Risk. A lack of expansion in usage of bitcoin and the blockchain could adversely affect an investment in the Fund. In addition, there is no assurance that bitcoin will maintain its value over the long-term. Even if growth in bitcoin adoption occurs in the near or medium-term, there is no assurance that bitcoin usage will continue to grow over the long-term. A contraction in use of bitcoin may result in increased volatility or a reduction in the price of bitcoin, which would adversely impact the value of the Fund’s shares.

Extreme Volatility Risk. The price of bitcoin historically has been extremely volatile and such volatility is likely to continue, which could adversely impact an investment in the Fund.

Regulatory Risk. In the U.S., bitcoin is regulated by both federal and state authorities, depending on the context of its usage. Bitcoin market disruptions and resulting governmental interventions are unpredictable, and may make bitcoin illegal altogether. Future foreign regulations and directives may conflict with those in the U.S., and such regulatory actions may restrict or make bitcoin illegal in foreign jurisdictions. Future regulations and directives in regulation may impact the demand for bitcoin, and may also affect the ability of bitcoin exchanges to operate and for other market participants to enter into bitcoin transactions. To the extent that future regulatory actions or policies limit or restrict bitcoin usage, bitcoin trading or the ability to convert bitcoin to government currencies, the demand for bitcoin may be reduced, which may adversely affect investment in the Fund. In addition to exposing the Fund to potential new costs and expenses, additional regulation or changes to existing regulation may also require changes to the Fund’s investment strategies.

Sale of Newly Mined Bitcoin Risk. Newly created bitcoin are generated through a process referred to as “mining,” and such bitcoin are referred to as “newly mined bitcoin.” If entities engaged in bitcoin mining choose not to hold the newly mined bitcoin, and, instead, make them available for sale, there can be downward pressure on the price of bitcoin, which could adversely impact an investment in the Fund.

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Bitcoin Exchange Risk. Bitcoin exchanges operate websites on which users can trade bitcoin for U.S. dollars, other government currencies or other digital assets. Bitcoin exchanges have a limited history. Since 2009, several bitcoin exchanges have been closed or experienced disruptions due to fraud, failure, security breaches or distributed denial of service attacks a/k/a “DDoS Attacks.” In many of these instances, the customers of such exchanges were not compensated or made whole for the partial or complete losses of their funds held at the exchanges. Bitcoin exchanges are also appealing targets for hackers and malware. The potential for instability of bitcoin exchanges and the closure or temporary shutdown of exchanges due to fraud, business failure, hackers, DDoS or malware, or government-mandated regulation may reduce confidence in the bitcoin Cryptocurrency Network (the “Bitcoin Network”), which may result in greater volatility in bitcoin.

Competition Risk. A reduction in demand for bitcoin could have a negative impact on the price of bitcoin and adversely affect an investment in the Fund. The Bitcoin Network and bitcoin, as an asset, hold a “first-to-market” advantage over other digital assets. Despite the marked first-mover advantage of bitcoin over other digital assets, it is possible that an altcoin could become materially popular. If an altcoin obtains significant market share (either in market capitalization, mining power or use as a payment technology), this could reduce bitcoin’s market share and have a negative impact on the demand for, and price of, bitcoin.

Mining Risk. An acute cessation of mining operations would reduce the collective processing power on the blockchain, which would adversely affect the transaction verification process by temporarily decreasing the speed at which blocks are added to the blockchain and make the blockchain more vulnerable to a malicious actor obtaining control in excess of 50 percent of the processing power on the blockchain. Reductions in processing power could result in material, though temporary, delays in transaction confirmation time. Any reduction in confidence in the transaction verification process or mining processing power may adversely impact the price of bitcoin and the value of an investment in the Fund. Furthermore, the block reward will decrease over time. As the block reward continues to decrease over time, the mining incentive structure will transition to a higher reliance on transaction verification fees in order to incentivize miners to continue to dedicate processing power to the blockchain. If transaction verification fees become too high, the marketplace may be reluctant to use bitcoin. Decreased demand for bitcoin may adversely affect its price, which may adversely affect an investment in the Fund.

Network Modification Risk. When a modification is introduced to the Bitcoin Network and a substantial majority of users and miners consent to the modification, the change is implemented and the Bitcoin Network remains uninterrupted. However, if less than a substantial majority of users and miners consent to the proposed modification, and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “fork” (i.e., “split”) of the Bitcoin Network (and the blockchain), with one prong running the pre-modified software and the other running the modified software. The effect of such a fork would be the existence of two versions of the Bitcoin Network running in parallel, but with each version’s bitcoin (the asset) lacking interchangeability. Additionally, a fork could be introduced by an unintentional, unanticipated software flaw in the multiple versions of otherwise compatible software users run. On August 1, 2017, the Bitcoin network was forked by a group of developers and miners resulting in the creation of a new blockchain, which underlies the new digital asset “Bitcoin Cash” alongside the original Bitcoin blockchain. Bitcoin and Bitcoin Cash now operate on separate, independent blockchains. Although the Bitcoin network remained unchanged after the fork, it is unclear how such actions will affect the long-term viability of bitcoin and, accordingly, may adversely affect an investment in the Fund.

5

Intellectual Property Risk. Third parties may assert intellectual property claims relating to the holding and transfer of digital assets and their source code, which could adversely affect the value of the Fund’s bitcoin-linked investments.

Bitcoin Futures Investment Risk — The Fund invests in U.S. exchange-traded Bitcoin Futures. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified instrument, index or commodity at a specified future time and at a specified price. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The prices of futures can be highly volatile and using futures can increase the volatility of the Fund’s net asset value (“NAV”) and/or lower total return. Additionally, as a result of low collateral deposits normally involved in futures trading, a relatively small movement in the price or value of a futures transaction may result in substantial losses to the Fund, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. Futures contracts involve the risk of mispricing or improper valuation and the risk that changes in the value of a futures contract may not correlate perfectly with the underlying indicator. Even a well-conceived futures transaction may be unsuccessful due to market events. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract. A liquid secondary market may not always exist for the Fund’s futures contract positions at any time.

Bitcoin Futures Market Risk — The market for Bitcoin Futures has limited trading history and operational experience and may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than more established futures markets.

Cash Transactions Risk — Most ETFs effect creations and redemptions for in-kind securities. The Fund, however, anticipates that it will effect its creations and redemptions principally for cash due to its investment strategy. As a result, the Fund (i) will be required to sell its investments in order to obtain the cash needed to distribute redemption proceeds, and may have to do so at a different time than if it had effected redemptions in-kind, (ii) may recognize gains that it might not have incurred if it had effected redemptions in-kind and (iii) may pay out higher annual capital gains distributions than if it had effected redemptions in-kind.

Correlation Risk - The Fund will not invest directly in any single Significant Global Currency and is not expected to track the price movements of any single Significant Global Currency, including bitcoin.

Currency Exchange Rate Risk — The Fund’s indirect and direct exposure to non-U.S. dollar currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar. The Fund may incur transaction costs in connection with conversions between various currencies.

ETF Trading Risk — Active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Similar to shares of other issuers listed on a stock exchange, shares of the Fund may be sold short and are therefore subject to the risk of increased volatility in the trading price of the Fund’s shares. While the Fund expects that Authorized Participants’ ability to create and redeem Fund shares at NAV will be effective in reducing any such volatility, there is no guarantee that it will eliminate the volatility associated with short sales.

Fixed-Income Securities Risk — The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

6

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Fund may invest.

Foreign Issuer Exposure Risk — The Fund may invest in securities of foreign issuers. The Fund’s exposure to foreign issuers and investments in foreign securities are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Futures Commission Merchant Risk — The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a futures commission merchant (“FCM”)). The failure or bankruptcy of the Fund’s clearing broker could result in a substantial loss of Fund assets.

Gap Risk — The Fund is subject to the risk that the price of bitcoin or Bitcoin Futures may change sharply while an exchange on which they trade remains open but the Exchange on which the Fund’s shares trade is closed. Bitcoin is traded on exchange markets and over-the-counter 24-hours a day. To the extent that the price of bitcoin or Bitcoin Futures drops significantly during hours in which the Exchange is closed, investors may not be able to sell their Fund shares until trading on the Exchange reopens, resulting in an inability to mitigate losses in a rapidly negative market.

Geographic Concentration Risk – Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds, and risks associated with such countries or geographic regions may negatively affect the Fund. To the extent that the Fund’s investments are concentrated in a particular country or region, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country or region. The Fund anticipates that it will have concentrated investment exposure to the regions listed below.

European Market Risk. The European economy is diverse and includes both large, competitive economies and small, struggling economies. The European economy is vulnerable to decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro and recessions in EU economies. The European financial markets have recently experienced volatility due to concerns about rising government debt levels of several European countries and increased unemployment levels. Economic uncertainty may have an adverse effect on the value of the Fund’s investments. The risk of investing in Europe may be heightened due to the recent issues surrounding the referendum in which the United Kingdom voted to withdraw from membership in the European Union (“Brexit”). In addition, if one or more countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably. Any such event could have a material adverse impact on the value and risk profile of the Fund’s portfolio.

Japan Market Risk. The Fund’s investments in Japan are subject to the political, social or economic disruptions that occur in Japan. Japan’s economy is heavily dependent on international trade and as such, the Yen may be adversely affected by trade tariffs and competition from emerging economies. As such, economic growth is heavily dependent on continued growth in international trade, government support of the financial services sector, among other troubled sectors, and consistent government policy. Any changes or trends in these economic factors could have a significant impact on Japan’s economy overall and may negatively affect the Fund’s investment.

7

Investment in Investment Vehicles Risk — Investing in other investment vehicles, including ETFs, closed-end funds, short-term fixed income funds and mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares.

Leverage Risk — The Fund’s use of derivatives may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss. The Fund’s derivative investments will be consistent with its investment objective and will not be used to produce leveraged returns. The Fund will not borrow to produce leverage.

Liquidity Risk — Liquidity risk is the risk that certain derivative instruments may be difficult or impossible to buy or sell at the time and at a price that the Fund would like. The Fund may need to accept a lower price to sell the instrument, sell other instruments to raise cash, or forego an investment opportunity, any of which could have a negative effect on Fund performance. There can be no guarantee that the trading markets for the Fund’s portfolio holdings will be liquid at all times.

Margin Call Risk — If the Fund does not have a sufficient amount of cash or cash equivalents to satisfy the margin call, the Fund will be required to liquidate its holdings of Bitcoin Futures. If the margin call is not met within a reasonable time, or if the Fund is not provided sufficient notice of the margin call, the broker may close out all or a portion of the Fund’s positions at any time. Margin calls may be accompanied by periods of pronounced market volatility and low liquidity which may exacerbate losses to the Fund.

Market Risk — Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The market prices of the Fund’s portfolio holdings are influenced by many factors. As a result, the performance of the Fund could vary from its stated objective and you could lose money.

New Fund Risk — The Fund is newly organized. Accordingly, there is a risk the Fund may not employ a successful investment strategy or successfully implement its strategy and the Fund may fail to attract sufficient assets under management to realize economies of scale. As a result, the performance of the Fund could vary from its stated objective and you could lose money.

Non-Diversification Risk — The Fund is non-diversified, which means that it may invest in fewer instruments or issuers than a diversified fund. As a result, the Fund may be more susceptible to a single adverse economic or other occurrence and may therefore be more volatile than a more diversified fund.

Operational Risk — The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.

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[Portfolio Turnover Risk — The Fund’s investment strategy is expected to result in high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.]

Shares of the Fund May Trade at Prices Other Than NAV — As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although market prices for Fund shares generally are expected to closely correspond to the Fund’s NAV, it is expected that, as with all ETFs, there will be times when the market price of the Fund’s shares are higher (i.e., premium) or lower (i.e., discount) than the NAV of such shares. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may pay significantly more or receive significantly less than the underlying value of the shares that were bought or sold or the shareholder may be unable to sell his or her shares. The risk that shares of the Fund may trade at prices other than NAV is heightened in times of market stress or volatility. There can be no guarantee that an active market for Fund shares will develop or be maintained.

Sovereign Debt Risk —The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency. In the past, some countries have refused to honor their payment obligations on issued bonds.

Subsidiary Risk - The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Fund’s Statement of Additional Information (“SAI”) and could adversely affect the Fund.

Tax Risk — The Fund may gain most of its exposure to Bitcoin Futures through its investment in the Subsidiary, which invests in Bitcoin Futures. To the extent the Fund invests in such instruments directly, it will seek to restrict its income from such instruments to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The tax treatment of Bitcoin Futures may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund's taxable income or gains and distributions.

The Fund intends to hold Bitcoin Futures indirectly through the Subsidiary. The Fund believes that income from the Subsidiary will be qualifying income because it expects that the Subsidiary will make annual distributions of its earnings and profits. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund's taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC would have significant negative tax consequences to Fund shareholders.

Use of Derivatives Risk — Investments in futures contracts are subject to a number of risks, including correlation risk, market risk, leverage risk and liquidity risk, each of which is described above. Each of these factors could have a negative impact on the Fund’s ability to implement its investment strategy, could cause the Fund to lose money and could have a negative impact on the value of your investment.

9

Valuation Risk — Valuation risk is the risk that an instrument may be difficult to value and/or valued incorrectly.

Performance Information

The Fund is new and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Updated performance information is available on the Fund’s website at www.realityshares.com or by calling 855-595-0240.

Investment Adviser

Reality Shares Advisors, LLC serves as the investment adviser to the Fund.

Portfolio Manager

Eric Ervin, President of the Adviser, has served as portfolio manager of the Fund since its inception.

Purchase and Sale of Fund Shares

Most investors will buy and sell shares of the Fund on the NYSE Arca, Inc. (the “Exchange”). Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from the Fund’s NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions or other charges when buying or selling shares of the Fund through a broker-dealer.

The Fund issues and redeems shares at NAV only in large blocks of 25,000 shares or more (“Creation Units”) and only with large institutional investors that have entered into an agreement with the Fund’s distributor in exchange for the deposit or delivery of a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities.

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income or capital gains, unless your investment is in an individual retirement account or other tax-advantaged retirement account. Investment through such accounts may be subject to taxation upon withdrawal.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser or other related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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More Information About The Fund

More Information About The Fund’s Investment Objective

The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

More Information About the Fund’s Principal Investment Strategies

Temporary Defensive Measures

The Fund may, from time to time, invest up to 100% of its assets in cash or money market instruments that would not ordinarily be consistent with its investment objective in attempting to respond to adverse market, economic, political, or other conditions. If the Fund invests in this manner, it may not achieve its investment objective. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity to pursue its investment objective.

Additional Investments

This prospectus describes the Fund’s principal investment strategies and risks, and the Fund will normally invest in the types of instruments described in this prospectus. In addition to the instruments and strategies described in this prospectus, the Fund may invest in other instruments, or use other investment strategies to a lesser extent. These instruments and strategies are described in detail in the Fund’s SAI (for information on how to obtain a copy of the SAI see the back cover of this prospectus).

As with all investments, there is no guarantee that the Fund will achieve its investment goal.

More Information About the Fund’s Principal Risks

Investing involves risk. There is no guarantee that the Fund will achieve its goals. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. This section provides additional information regarding the principal risks described under “Principal Risks” in the Fund Summary.

Active Management Risk — The Fund is actively managed using proprietary investment strategies. As with all actively managed funds, there can be no guarantee the Adviser’s strategies will be successful. As a result, you may lose money on your investment, including the possible loss of the entire principal amount of your investment.

Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to net asset value (“NAV”) and possibly face delisting.

Bitcoin Risks — Due to the Fund’s exposure to bitcoin, shareholders may face significant risks that may not be present in other investments, including:

New Technology Risk. There is no assurance that usage of bitcoin will continue to grow. A contraction in use of bitcoin may result in increased volatility or a reduction in the price of bitcoin, which could adversely impact the value of the Fund. Bitcoin was invented in 2009; the asset, bitcoin, and its trading history thus have existed for a relatively short time, which limits a shareholder’s or potential shareholder’s ability to evaluate an investment in the Fund.

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Declining Adoption Risk. As a new asset and technological innovation, the bitcoin industry is subject to a high degree of uncertainty. The adoption of bitcoin will require growth in its usage and in the blockchain, for various applications. Adoption of bitcoin will also require an accommodating regulatory environment. A lack of expansion in usage of bitcoin and the blockchain could adversely affect an investment in the Fund. In addition, there is no assurance that bitcoin will maintain its value over the long-term. The value of bitcoin is subject to risks related to its usage. Even if growth in bitcoin adoption occurs in the near or medium-term, there is no assurance that bitcoin usage will continue to grow over the long-term. A contraction in use of bitcoin may result in increased volatility or a reduction in the price of bitcoin, which would adversely impact the value of the Fund’s shares.

Extreme Volatility Risk. Speculators and investors who seek to profit from trading and holding bitcoin generate a significant portion of bitcoin demand. Bitcoin speculation regarding future appreciation in the value of bitcoin may inflate and make more volatile the price of a bitcoin. As a result, bitcoin may be more likely to fluctuate in value due to changing investor confidence in future appreciation in the price of bitcoin. The price of bitcoin historically has been extremely volatile and such volatility is likely to continue, which could adversely impact an investment in the Fund.

Regulatory Risk. Both domestic and foreign regulators and governments have focused on regulation of bitcoin. In the U.S., bitcoin is regulated by both federal and state authorities, depending on the context of its usage. Bitcoin market disruptions and resulting governmental interventions are unpredictable, and may make bitcoin illegal altogether. Future foreign regulations and directives may conflict with those in the U.S., and such regulatory actions may restrict or make bitcoin illegal in foreign jurisdictions. Future regulations and directives in regulation may impact the demand for bitcoin, and may also affect the ability of bitcoin exchanges to operate and for other market participants to enter into bitcoin transactions. To the extent that future regulatory actions or policies limit or restrict bitcoin usage, bitcoin trading or the ability to convert bitcoin to government currencies, the demand for bitcoin may be reduced, which may adversely affect investment in the Fund. Regulation of bitcoin continues to evolve, the ultimate impact of which remains unclear and may adversely affect, among other things, the availability, value or performance of bitcoin and, thus, the Bitcoin Futures in which the Fund invests. Moreover, in addition to exposing the Fund to potential new costs and expenses, additional regulation or changes to existing regulation may also require changes to the Fund’s investment strategies. Although there continues to be uncertainty about the full impact of these and other regulatory changes, it is the case that the Fund may be subject to a more complex regulatory framework, and incur additional costs to comply with new requirements as well as to monitor for compliance with any new requirements going forward.

Sale of Newly Mined Bitcoin Risk. Newly created bitcoin are generated through a process referred to as “mining,” and such bitcoin are referred to as “newly mined bitcoin.” If entities engaged in bitcoin mining choose not to hold the newly mined bitcoin, and, instead, make them available for sale, there can be downward pressure on the price of bitcoin. A bitcoin mining operation may be more likely to sell a higher percentage of its newly created bitcoin, and more rapidly so, if it is operating at a low profit margin, thus reducing the price of bitcoin. Lower bitcoin prices may result in further tightening of profit margins for miners and worsening profitability, thereby potentially causing even further selling pressure. Decreasing profit margins and increasing sales of newly mined bitcoin could result in a reduction in the price of bitcoin, which could adversely impact an investment in the Fund.

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Bitcoin Exchange Risk. Bitcoin exchanges operate websites on which users can trade bitcoin for U.S. dollars, other government currencies or other digital assets. Trades on bitcoin exchanges are unrelated to transfers of bitcoin between users via the Bitcoin Network. Bitcoin trades on bitcoin exchanges are recorded on the Bitcoin exchange’s internal ledger only, and each internal ledger entry for a trade will correspond to an entry for an offsetting trade in U.S. dollars, other government currency or other digital asset. Bitcoin exchanges have a limited history. Since 2009, several bitcoin exchanges have been closed or experienced disruptions due to fraud, failure, security breaches or distributed denial of service attacks a/k/a “DDoS Attacks.” In many of these instances, the customers of such exchanges were not compensated or made whole for the partial or complete losses of their funds held at the exchanges. In 2014, the largest bitcoin exchange at the time, Mt. Gox, filed for bankruptcy in Japan amid reports the exchange lost up to 850,000 bitcoin, valued then at over $450 million. Bitcoin exchanges are also appealing targets for hackers and malware. In August 2016, Bitfinex, a bitcoin exchange located in Hong Kong, reported a security breach that resulted in the theft of approximately 120,000 bitcoin valued at the time at approximately $65 million, a loss which was allocated to all Bitfinex account holders (rather than just specified holders whose wallets were affected directly), regardless of whether the account holder held bitcoin or cash in their account. The potential for instability of bitcoin exchanges and the closure or temporary shutdown of exchanges due to fraud, business failure, hackers, DDoS or malware, or government-mandated regulation may reduce confidence in the Bitcoin Network, which may result in greater volatility in bitcoin.

Competition Risk. A reduction in demand for bitcoin could have a negative impact on the price of bitcoin and adversely affect an investment in the Fund. The Bitcoin Network and bitcoin, as an asset, hold a “first-to-market” advantage over other digital assets. This first-to-market advantage is driven in large part by having the largest user base and, more importantly, the largest combined mining power in use to secure the blockchain and transaction verification system. Having a large mining network results in greater user confidence regarding the security and long-term stability of a digital asset’s network and its blockchain; as a result, the advantage of more users and miners makes a digital asset more secure, which makes it more attractive to new users and miners, resulting in a network effect that strengthens the first-to-market advantage. Bitcoin also enjoys significantly greater acceptance and usage than other digital asset networks in the retail and commercial marketplace, due in large part to the relatively well-funded efforts of payment processing companies. Despite the marked first-mover advantage of bitcoin over other digital assets, it is possible that an altcoin could become materially popular due to either a perceived or exposed shortcoming of the Bitcoin Network protocol that is not immediately addressed by the Core Developers or a perceived advantage of an altcoin that includes features not incorporated into the Bitcoin Network. If an altcoin obtains significant market share (either in market capitalization, mining power or use as a payment technology), this could reduce bitcoin’s market share and have a negative impact on the demand for, and price of, bitcoin.

Mining Risk. Miners generate revenue from both newly created bitcoin (known as the “block reward”) and from fees taken upon verification of transactions. If the aggregate revenue from transaction fees and the block reward is below a miner’s cost, the miner may cease operations. An acute cessation of mining operations would reduce the collective processing power on the blockchain, which would adversely affect the transaction verification process by temporarily decreasing the speed at which blocks are added to the blockchain and make the blockchain more vulnerable to a malicious actor obtaining control in excess of 50 percent of the processing power on the blockchain. Reductions in processing power could result in material, though temporary, delays in transaction confirmation time. Any reduction in confidence in the transaction verification process or mining processing power may adversely impact the price of bitcoin and the value of an investment in the Fund. Furthermore, the block reward will decrease over time. In the summer of 2020, the block reward will reduce from 12.5 to 6.25 bitcoin, and to 3.125 bitcoin in 2024. As the block reward continues to decrease over time, the mining incentive structure will transition to a higher reliance on transaction verification fees in order to incentivize miners to continue to dedicate processing power to the blockchain. If transaction verification fees become too high, the marketplace may be reluctant to use bitcoin. Decreased demand for bitcoin may adversely affect its price, which may adversely affect an investment in the Fund.

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Network Modification Risk. A small group of individuals contribute to the Bitcoin Core project. These individuals can propose refinements or improvements to the Bitcoin Network’s source code through one or more software upgrades that alter the protocols and software that govern the Bitcoin network and the properties of bitcoin, including the irreversibility of transactions and limitations on the mining of new bitcoin. However, the Bitcoin Network is an open source project and, although there is an influential group of contributors in the Bitcoin Network community, there is no designated developer or group of developers who formally control the Bitcoin network. Any individual can download the Bitcoin Network software and make any desired modifications, which are proposed to users and miners on the Bitcoin Network through modifications typically posted to the Bitcoin Network development forum. When a modification is introduced and a substantial majority of users and miners consent to the modification, the change is implemented and the Bitcoin Network remains uninterrupted. However, if less than a substantial majority of users and miners consent to the proposed modification, and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “fork” (i.e., “split”) of the Bitcoin Network (and the blockchain), with one prong running the pre-modified software and the other running the modified software. The effect of such a fork would be the existence of two versions of the Bitcoin Network running in parallel, but with each version’s bitcoin (the asset) lacking interchangeability. Additionally, a fork could be introduced by an unintentional, unanticipated software flaw in the multiple versions of otherwise compatible software users run. Although several chain forks have been addressed by community-led efforts to merge the two chains, such a fork could adversely affect bitcoin’s viability. It is possible, however, that a substantial number of Bitcoin Network users and miners could adopt an incompatible version of the Bitcoin Network while resisting community-led efforts to merge the two chains. This would result in a permanent fork. On August 1, 2017, after extended debates among developers as to how to improve the Bitcoin Network’s transaction capacity, the Bitcoin Network was forked by a group of developers and miners resulting in the creation of a new blockchain, which underlies the new digital asset “Bitcoin Cash” alongside the original Bitcoin Network blockchain. Bitcoin and Bitcoin Cash now operate on separate, independent blockchains. Although the Bitcoin Network remained unchanged after the fork, it is unclear how such actions will affect the long-term viability of bitcoin and, accordingly, may adversely affect an investment in the Fund.

Intellectual Property Risk. Third parties may assert intellectual property claims relating to the holding and transfer of digital assets and their source code. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the Bitcoin Network’s long-term viability or the ability of end-users to hold and transfer bitcoin may adversely affect an investment in the Fund. Additionally, a meritorious intellectual property claim could prevent end-users from accessing the Bitcoin Network or holding or transferring their bitcoin. As a result, an intellectual property claim could adversely affect the value of the Bitcoin Futures in which the Fund invests.

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Bitcoin Futures Investment Risk — The Fund invests in U.S. exchange-traded Bitcoin Futures. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified instrument, index or commodity at a specified future time and at a specified price. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The prices of futures can be highly volatile and using futures can increase the volatility of the Fund’s net asset value (“NAV”) and/or lower total return. Additionally, as a result of low collateral deposits normally involved in futures trading, a relatively small movement in the price or value of a futures transaction may result in substantial losses to the Fund, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. Futures contracts involve the risk of mispricing or improper valuation and the risk that changes in the value of a futures contract may not correlate perfectly with the underlying indicator. Even a well-conceived futures transaction may be unsuccessful due to market events. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract. A liquid secondary market may not always exist for the Fund’s futures contract positions at any time.

Bitcoin Futures Market Risk — Unlike the futures markets for traditional physical commodities, the market for Bitcoin Futures has limited trading history and operational experience and may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than more established futures markets. The liquidity of the market will depend on, among other things, the adoption of bitcoin and the commercial and speculative interest in the market for the ability to hedge against the price of bitcoin with Bitcoin Futures.

Cash Transactions Risk — The Fund anticipates that it will effect its creations and redemptions principally for cash, whereas most ETFs effect creations and redemptions for in-kind securities. As a result, the Fund may have to sell its investments in order to obtain the cash needed to distribute redemption proceeds, which may cause the Fund to recognize capital gains that it might not have recognized, or recognize such gains sooner, and pay out higher annual capital gain distributions than if it had made a redemption in-kind. Shareholders may be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had invested in an ETF that was able to effect creations and redemptions in-kind.

Further, if the Fund is unable to sell its investments needed to satisfy a redemption request, the Fund will continue to be exposed to the risk that such investments will decrease in value until it can sell them, which could result in losses to the Fund and its investors to which they may not otherwise be exposed if the Fund was able to satisfy redemption requests with in-kind securities. Such losses could be significant.

The Fund will incur transaction costs in effecting cash transactions. To the extent they are not offset by the transaction fee payable by Authorized Participants, such costs will cause a decrease in the Fund’s NAV and may cause the Fund to experience wider bid/ask spreads or otherwise adversely impact the trading of the Fund’s shares.

Clearing Broker Risk — The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a futures commission merchant (“FCM”)). The failure or bankruptcy of the Fund’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

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Correlation Risk - The Fund will not invest directly in any single Significant Global Currency and is not expected to track the price movements of any single Significant Global Currency, including bitcoin. Changes in the value of Bitcoin Futures may not correlate perfectly with changes in the price of bitcoin.

Currency Exchange Rate Risk — The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, which would cause a decline in the U.S. value of the holdings of the Fund. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in sovereign debt levels and trade deficits; domestic and foreign inflation and interest rates and investors’ expectations concerning those rates; currency exchange rates; investment and trading activities of other funds, including hedge funds and currency funds; and global or regional political, economic or financial events and situations and the imposition of currency controls or other political developments in the U.S. or abroad. The Fund may incur transaction costs in connection with conversions between various currencies.

ETF Trading Risk — Shares of the Fund are listed on the Exchange and typically trade at prices that differ from (and can be below) their NAV. The NAV of Fund shares will fluctuate with changes in the market value of the Fund’s holdings, and the exchange-traded prices of Fund shares may not fully reflect these market values. These differences may be more pronounced at or near the opening of trading on the Exchange, for newer or smaller ETFs, for ETFs that own less liquid securities or in certain market conditions. For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid or volatile markets. These price fluctuations may be significant. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. An unanticipated early closing of the Exchange may result in your inability to buy or sell shares of the Fund on that day. The Exchange may halt trading in Fund shares because of market conditions or other reasons. You may temporarily be unable to purchase or sell shares of the Fund if a trading halt occurs. Similar to shares of other issuers listed on a stock exchange, shares of the Fund may be sold short and are therefore subject to the risk of increased volatility in the trading price of the Fund’s shares. While the Fund expects that Authorized Participants’ ability to create and redeem Fund shares at NAV will be effective in reducing any such volatility, there is no guarantee that it will eliminate the volatility associated with short sales.

Fixed-Income Securities Risk — The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The Fund could lose money if the debt securities or other instruments in which it invests decline in price, or the issuer or guarantor of such instrument fails to pay interest or principal when due because the issuer or guarantor of the instrument experiences an actual or perceived decline in its financial status. Generally, credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer or guarantor deteriorates, though the effect of any credit rating downgrade can be uncertain.

Interest Rate Risk. The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

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Foreign Issuer Exposure Risk — The Fund may invest in securities of foreign issuers. The Fund’s exposure to foreign issuers and investments in foreign securities are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Gap Risk —The Fund is subject to the risk that the price of bitcoin or Bitcoin Futures may change sharply while the Exchange is closed for trading. Bitcoin is traded on exchange markets and over-the-counter 24-hours a day. To the extent that the price of bitcoin or Bitcoin Futures moves significantly in a negative direction after the close of trading on the Exchange (ordinarily 4:00 p.m. Eastern time), the trading price of the Fund’s shares may also decrease when the Exchange next opens for trading. Investors may not be able to sell their Fund shares until after the full impact of the decrease in the value of bitcoin, the Bitcoin Futures and the Fund’s shares has been fully realized, thus resulting in investors being unable to mitigate losses in a rapidly declining market.

Geographic Concentration Risk – Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. A fund that focuses on a single country or a specific region is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks (including defense concerns), among others, compared with a more geographically diversified fund. The economies and financial markets of certain regions can be interdependent and may be adversely affected by the same events. In addition, many of these countries and regions have recently experienced economic downturns, making their markets more volatile than U.S. markets.

European Market Risk. The European economy is diverse and includes both large, competitive economies and small, struggling economies. As a whole, the European Union is the wealthiest and largest economy in the world. However, recent market events affecting several of the European Union (“EU”) member countries have adversely affected the sovereign debt issued by those countries, and contributed to increased volatility in the value of the euro. The Economic and Monetary Union of the EU requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro, and recessions in EU economies may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have recently experienced volatility due to concerns about rising government debt levels of several European countries, including Greece, Spain, Ireland, Italy and Portugal. In addition, the United Kingdom recently voted via referendum to exit the EU. The precise details and the resulting impact of the United Kingdom’s vote to leave the EU, commonly referred to as “Brexit,” are not yet known. The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU following its exit, which is a matter to be negotiated. The decision may cause increased volatility which may be sustained for some period of time and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies, as well as the broader global economy for some time. These uncertainties have contributed to increased volatility in various currencies.

Japan Market Risk. The Fund’s investments in Japan are subject to the political, social or economic disruptions that occur in Japan. Japan’s economy is heavily dependent on international trade and as such, the Yen may be adversely affected by trade tariffs and competition from emerging economies. As such, economic growth is heavily dependent on continued growth in international trade, government support of the financial services sector, among other troubled sectors, and consistent government policy. Any changes or trends in these economic factors could have a significant impact on Japan’s economy overall and may negatively affect the Fund’s investment.

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Investment in Investment Vehicles Risk — The Fund may purchase shares of investment companies, such as ETFs, mutual funds, and closed-end funds, to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly or when such investments present a more cost efficient alternative to investing directly in securities. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. While the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the NAV of its underlying investments. Also, the lack of liquidity in an ETF can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. In addition, the Fund may invest in investment companies or other pooled investment vehicles that are not registered pursuant to the 1940 Act and therefore, not subject to the regulatory scheme of the 1940 Act.

Leverage Risk — The Fund’s derivative transactions may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Fund’s share prices and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. To the extent a Fund invests in illiquid securities, such investments may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Margin Call Risk — Margin requirements are computed daily by a commodity broker, and may be computed after-hours or when the futures exchanges on which each of the Bitcoin Futures typically trade is closed. When the market value of a particular open futures contract position changes to a point where the margin on deposit does not satisfy maintenance margin requirements, a margin call is made by the commodity broker. The Fund will attempt to meet a margin call with available cash or cash equivalents. If the Fund does not have a sufficient amount of cash or cash equivalents to satisfy the margin call, the Fund will be required to liquidate its holdings of Bitcoin Futures. If the margin call is not met within a reasonable time, or if the Fund is not provided sufficient notice of the margin call, the broker may close out all or a portion of the Fund’s positions at any time. Margin calls may be accompanied by periods of pronounced market volatility and low liquidity which may exacerbate losses to the Fund.

Market Risk — Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The market prices of the Fund’s portfolio holdings are influenced by many factors. As a result, the performance of the Fund could vary from its stated objective and you could lose money.

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New Fund Risk — The Fund is newly organized. Accordingly, there is a risk the Fund may not employ a successful investment strategy or successfully implement its strategy and the Fund may fail to attract sufficient assets under management to realize economies of scale. As a result, the performance of the Fund could vary from its stated objective and you could lose money.

Non-Diversification Risk — To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single issuer’s securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Operational Risk — The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.

[Portfolio Turnover Risk — The Fund’s investment strategy is expected to result in high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.]

Shares of the Fund May Trade at Prices Other Than NAV — As with all ETFs, the Fund’s shares may be bought and sold in the secondary market at market prices. Although market prices for Fund shares generally are expected to closely correspond to the Fund’s NAV, it is expected that, as with all ETFs, there will be times when the market price of the Fund’s shares are higher or lower than the NAV of such shares. This may be especially true during periods where the trading volume of the Fund’s shares is low. The risk that shares of the Fund may trade at prices other than NAV is heightened in times of market stress or volatility. Secondary market trading in ETF shares may be disrupted or halted because of market conditions or other reasons. In such instances the price of the Fund’s shares could change dramatically and without warning, you may temporarily be unable to purchase or sell shares of the Fund and you may not be able to exit your position during periods of market declines.

Information regarding the Fund’s intraday indicative value (the “IIV”) is disseminated every 15 seconds throughout the trading day by the Exchange or by other market data providers. The IIV is based on the current value of the assets held by the Fund that will form the basis for the Fund’s calculation of its NAV at the end of the applicable business day.

The IIV does not necessarily reflect the precise composition or the most accurate valuation of the current portfolio of instruments held by the Fund at a particular point in time. The Fund’s IIV may deviate, at times substantially, from its NAV, which is computed only once a day. Therefore, you should not view the IIV as a ‘‘realtime’’ update of the Fund’s NAV.

Sovereign Debt Risk — Bonds issued by governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency. In the past, some countries have refused to honor their payment obligations on issued bonds.

Subsidiary Risk — The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to shareholders of registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could adversely affect the Fund.

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Tax Risk — The Fund may gain most of its exposure to Bitcoin Futures through its investment in the Subsidiary, which invests directly in Bitcoin Futures. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, amongst other requirements, derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. In September 2016, the Internal Revenue Service (IRS) issued proposed regulations that would generally require the Subsidiary to distribute its income each year in order for the Fund to treat that income as "qualifying income." Accordingly, to the extent the Subsidiary makes distribution out of its earnings and profits, the Fund expects such distributions to be treated as qualifying income. The Adviser will monitor the Fund's investments in the Subsidiary to ensure that no more than 25% of the Fund's assets are invested in the Subsidiary to ensure compliance with the Fund's asset diversification test as described in more detail in the SAI.

In addition, the Fund's investments in Bitcoin Futures, when made directly, may not produce qualifying income to the Fund. To the extent the Fund invests in Bitcoin Futures directly, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Accordingly, the extent to which the Fund invests in Bitcoin Futures directly or through the Subsidiary may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. As such, the Fund might cease to qualify as a RIC or could be required to reduce its exposure to such investments, which may result in difficulty in implementing the Fund's investment strategy. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund's taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC would have significant negative tax consequences to Fund shareholders.

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Valuation Risk — Valuation risk is the risk that the Fund has valued certain investments at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as certain derivatives, which may be illiquid or which may become illiquid under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized. During such periods, it may be difficult for the Fund to assign an accurate daily value to those investments, and the Adviser may be required to fair value the investments in accordance with the Trust’s valuation policy.

Information about Portfolio Holdings

Information about the Fund’s daily portfolio holdings is available at www.realityshares.com. In addition, a description of the Fund’s policy and procedures with respect to the circumstances under which the Fund discloses its portfolio holdings is available in the Fund’s SAI.

Investment Adviser and Portfolio Manager

Investment Adviser

Reality Shares Advisors, LLC serves as the investment adviser to the Fund. The Adviser’s principal place of business is located at 402 West Broadway, Suite 2800, San Diego, California 92101. The Adviser was founded in 2012 and began managing ETFs with the launch of the Reality Shares DIVS ETF, which is offered in a separate prospectus, in 2014. The Adviser now manages seven ETFs with approximately $[____] in assets under management as of [____], 2019.

The Adviser has served as the investment adviser of the Fund since its inception. Subject to the supervision of the Board of Trustees (the “Board”) of Reality Shares ETF Trust (the “Trust”) and pursuant to the terms of an investment advisory agreement between the Trust and the Adviser, the Adviser is responsible for the general management and administration of the Fund and the day-to-day management of the Fund’s investment program. For its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of the average daily net assets of the Fund, as set forth below:

Fund	Advisory Fee
Reality Shares Blockforce Global Currency Strategy ETF	[___]%

Under the Investment Advisory Agreement for the Fund, the Adviser is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Adviser is not responsible for, and the Fund will bear the cost of, interest expense, taxes, brokerage expenses and other expenses connected with the execution of portfolio securities transactions, dividends and expenses associated with securities sold short, subject to any expense limitation agreements, extraordinary expenses, distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, compensation and expenses of the Trustees who are not interested persons of the Trust or the Adviser (including any such Trustee’s counsel fees) and compensation and expenses of the Trust’s chief compliance officer.

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement for the Fund will be available in the Fund’s [semi-]annual report to shareholders dated [____] which will cover the period [___] to [____].

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Portfolio Manager

Eric Ervin, President of the Adviser, serves as portfolio manager of the Fund. Prior to founding the Adviser in 2013, Mr. Ervin spent 14 years building the Ervin Miller Group wealth management franchise at Morgan Stanley Smith Barney. Mr. Ervin is a Certified Financial Planner practitioner, and a Chartered Financial Consultant.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and his ownership, if any, of securities in the Fund.

Purchasing and Selling Fund Shares

Most investors will buy and sell Fund shares in secondary market transactions through brokers and, therefore, must have a brokerage account to buy and sell Fund shares. Fund shares can be bought or sold through your broker throughout the trading day like shares of any publicly traded security. When buying or selling Fund shares through a broker, you will incur customary brokerage commissions and other charges. The price at which you buy or sell Fund shares (i.e., the market price) may be more or less than the NAV of the shares. Unless imposed by your broker, there is no minimum dollar amount you must invest in the Fund and no minimum number of Fund shares you must buy when buying or selling shares in secondary market transactions. Fund shares may be purchased or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the SAI.

Shares of the Fund are listed on the Exchange under the following ticker symbol:

Fund	Exchange	Ticker Symbol
Reality Shares Blockforce Global Currency Strategy ETF	NYSE Arca, Inc.	[____]

The Exchange is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

For information about buying and selling Fund shares, please contact your broker or dealer.

Share Trading Prices. The trading prices of the Fund’s shares may differ from the Fund’s daily NAV and are expected to vary based on a number of factors. These factors include supply and demand for the Fund’s shares, the level of dividends paid on the Fund’s portfolio securities, the prices of the Fund’s portfolio securities, economic conditions, the existence of market disruptions and other factors. The Exchange or another market information provider will disseminate the approximate value of the Fund’s portfolio every fifteen seconds. This approximate value should not be viewed as a ‘‘real-time’’ update of the NAV of the Fund because the approximate value may not be calculated in the same manner, or at the same time, as the NAV, which is computed once a day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate values and makes no warranty as to the accuracy of these values.

Frequent Purchases and Redemptions of Fund Shares

The Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the Fund’s shares. As an ETF, the Fund sells and redeems its shares at NAV only in Creation Units to Authorized Participants. Purchases and redemptions of Creation Units by Authorized Participants are essential to keeping the market price of the Fund’s shares at or close to their NAV and therefore frequent purchases and redemptions of Creation Units are not discouraged. Frequent purchases and redemptions of Creation Units for cash may increase portfolio transaction costs and may lead to realization of capital gains. To minimize these consequences, the Fund may impose a transaction fee on such Creation Unit transactions that is designed to offset the transfer and other transaction costs the Fund incurs. The Fund may elect to not impose a transaction fee in cases where no transaction costs will be borne by the Fund such as when the Fund’s custodian determines to not assess transaction costs or when an affiliate of the Fund pays any such transaction costs.

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Pricing of Fund Shares

The Fund will calculate its NAV by (i) taking the current market value of its total assets, (ii) subtracting any liabilities, and (iii) dividing that amount by the total number of shares outstanding. The Fund will calculate NAV once each day that the Exchange is open as of the regularly scheduled close of trading on the Exchange (normally, 4:00 p.m. Eastern Time). The Fund’s daily NAV can be found at www.realityshares.com.

Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange on which they are traded, or, if there is no such reported sale on the valuation date, at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

For foreign securities and other assets that are priced in a currency other than U.S. dollars, the Fund will convert the security or asset from the local currency into U.S. dollars using the relevant current exchange rate. Foreign securities may trade in their primary markets on weekends or other days when the Fund does not price its shares.

The Trust will generally value listed futures at the settlement price determined by the applicable exchange. Fixed income securities generally are valued based on prices provided by independent pricing services, which may use valuation models or matrix pricing to determine current value. The Trust may use (a) amortized cost to value fixed income or money market securities that have a remaining maturity of 60 days or less, if it can reasonably conclude at the time of each such valuation that the amortized cost value is approximately the same as the securities value determined in accordance with market-based factors, or (b) the price provided by an independent third party pricing agent.

In the event that current market valuations are not readily available or the Adviser believes such valuations do not reflect current market value, the Fund’s procedures require that a security’s fair value be determined. In determining such value, the Adviser may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators. In these cases, the Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices. The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and, therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Fund’s holdings can be found in the SAI.

Dividends and Distributions

The Fund intends to distribute its net investment income, if any, at least [____] and make distributions of its net realized capital gains, if any, annually. Brokers may make available to their customers who also are Fund shareholders the DTC book-entry reinvestment service. You should contact your broker to determine the availability and costs of this service. Brokers may require you to adhere to specific procedures and timetables. If this service is available and used, distributions of both income (which may include a return of capital) and net realized gains will be automatically reinvested in additional whole shares of the distributing Fund purchased in the secondary market. Without this service, you would receive your distributions in cash.

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[Taxes

Please consult your tax advisor regarding your specific questions about U.S. federal, state and local income taxes. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

You should not consider this summary to be a comprehensive explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. This summary does not apply to Fund shares held in an individual retirement account or other tax-qualified plans, which are generally not subject to current tax. Transactions relating to Fund shares held in such accounts may, however, be taxable at some time in the future.

The recently enacted legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”) makes significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and would apply only to taxable years beginning after December 31, 2017 and before January 1, 2026. There are only minor changes with respect to the specific rules applicable to a regulated investment company such as the Fund. The Tax Act, however, makes numerous other changes to the tax rules that may affect shareholders and the Fund. You are urged to consult with your own tax advisor regarding how the Tax Act affects your investment in the Fund.

The Fund intends to qualify for the special tax treatment afforded to a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as the Fund qualifies for treatment as a regulated investment company, it generally pays no federal income tax on the earnings it timely distributes to shareholders. However, the Fund’s failure to qualify as a regulated investment company or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless you are a tax-exempt entity or your investment in Fund shares is made through a tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

•	The Fund makes distributions;
•	You sell Fund shares; and
•	You purchase or redeem Creation Units (institutional investors only).

Taxes on Distributions

The Fund intends to distribute each year substantially all of its net investment income and net realized capital gains, if any. Distributions you receive from the Fund may be taxable whether you receive them in cash or reinvest them in additional Fund shares. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the assets that generated them, rather than how long a shareholder has owned his or her Fund shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are properly reported by such Fund as capital gain dividends (‘‘Capital Gain Dividends’’) will be taxable as long-term capital gains regardless how long you have owned your Fund shares. For non-corporate shareholders, long-term capital gains are generally subject to tax at reduced rates. Distributions of short-term capital gain will generally be taxable as ordinary income. Distributions reported by the Fund as ‘‘qualified dividend income’’ are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. ‘‘Qualified dividend income’’ generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund received in respect of stock of certain foreign corporations may be qualified income if that stock is readily tradable on an established U.S. securities market.

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Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from the Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

In general, your distributions are subject to federal income tax for the year in which they are paid. However, distributions paid in January, but declared by the Fund in October, November or December of the previous year payable to shareholders of record in such a month may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares).

Dividends and distributions from the Fund and capital gain on the sale of Fund shares are generally taken into account in determining a shareholder’s ‘‘net investment income’’ for purposes of the 3.8% Medicare contribution tax applicable to certain individuals, estates and trusts.

To the extent the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries.

The Fund (or financial intermediaries, such as brokers, through which shareholders own Fund shares) generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Non-U.S. Investors. If you are a nonresident alien individual or a foreign corporation, trust or estate, (i) the Fund’s ordinary income dividends will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies, but (ii) gains from the sale or other disposition of Fund shares generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the U.S. for 183 days or more per year. The Fund may, under certain circumstances, report all or a portion of a dividend as an ‘‘interest-related dividend’’ or a ‘‘short-term capital gain dividend,’’ which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if you are a foreign shareholder entitled to claim the benefits of a tax treaty.

The Fund (or your broker) will inform you of the amount of your ordinary income, qualified income, and Capital Gain Dividend distributions shortly after the close of each calendar year.

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Taxes When You Sell Fund Shares

Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if you held the shares you sold for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent of Capital Gain Dividends paid (or treated as paid) with respect to such shares. The ability to deduct capital losses may be limited depending on your circumstances.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant that exchanges securities for Creation Units generally will recognize a gain or loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any amount of cash received by the Authorized Participant in the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities surrendered and any amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate U.S. dollar market value of the securities plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss that is realized upon an exchange of securities for Creation Units cannot be currently deducted under the rules governing ‘‘wash sales’’ (for an Authorized Participant which does not mark-to-market its holdings), or on the basis that there has been no significant change in economic position.

Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for non-U.S. currency will generally be treated as ordinary income or loss. Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for securities, or upon a redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon an issuance of Creation Units in exchange for securities will generally be treated as long-term capital gain or loss if the securities have been held for more than one year. Any capital gain or loss realized upon the redemption of a Creation Unit will generally be treated as long-term capital gain or loss if the Fund shares comprising the Creation Unit have been held for more than one year. Otherwise, such capital gains or losses are treated as short-term capital gains or losses. An Authorized Participant purchasing or redeeming Creation Units should consult their tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rules apply and when a loss might be deductible.

The Fund may include cash when paying the redemption price for Creation Units in addition to, or in place of, the delivery of a basket of securities. The Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used.

Additional important information about taxes is in the SAI.]

Premium/Discount Information

Information showing the number of days that the end of day market price of the Fund’s shares was greater than the Fund’s NAV (i.e., a ‘‘premium’’) and the number of days that the end of day market price of the Fund’s shares was less than the Fund’s NAV (i.e., a ‘‘discount’’) for various time periods is available by visiting the Fund’s website at www.realityshares.com.

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Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of the Fund. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in section 12(d)(1) subject to certain terms and conditions set forth in an exemptive order issued to the “Trust by the Securities and Exchange Commission (the “SEC”), including that such investment companies enter into an agreement with the Fund.

Financial Highlights

Because the Fund has not commenced operations as of the date of this prospectus, financial highlights are not available.

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Reality Shares ETF Trust

Investment Adviser

Reality Shares Advisors, LLC

402 West Broadway, Suite 2800

San Diego, California 92101

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

More information about the Fund is available, without charge, through the following:

Statement of Additional Information (“SAI”): The SAI, dated [____], includes detailed information about the Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports: These reports list the Fund’s holdings and contain information from the Adviser about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:   855-595-0240

By Mail:             402 W Broadway, 28th Floor, San Diego, CA 92101

By Internet:        www.realityshares.com

From the SEC: You can obtain reports as well as other information about the Fund from the EDGAR Database on the SEC’s website at: http://www.sec.gov. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust’s Investment Company Act registration number is 811-22911

SUBJECT TO COMPLETION

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

 Preliminary Statement of Additional Information dated February 11, 2019

Reality Shares ETF Trust

Statement of Additional Information

Dated [____], 2019

	Principal U.S. Listing Exchange	Ticker Symbol
Reality Shares Blockforce Global Currency Strategy ETF	NYSE Arca, Inc.	[____]

Reality Shares Advisors, LLC (“the Adviser”) serves as investment adviser to the Fund.

This Statement of Additional Information (the “SAI”) is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of the Reality Shares ETF Trust (the “Trust”) and the Reality Shares Blockforce Global Currency Strategy ETF (the “Fund”). This SAI is incorporated by reference into and should be read in conjunction with the Fund’s prospectus dated [____], 2019 (the “Prospectus”). Capitalized terms not defined herein are defined in the Prospectus. Shareholders may obtain copies of the Fund’s Prospectus or Annual Report, when available, free of charge by writing to the Trust at 402 W Broadway, 28th Floor, San Diego, California 92101, or by calling the Trust at (855) 595-0240.

GENERAL INFORMATION ABOUT THE TRUST

The Trust was organized as a Delaware statutory trust on March 26, 2013. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) that currently consists of seven investment portfolios (i.e., funds). The Trust is permitted to offer separate funds and different classes of shares, and additional series and classes of shares may be created from time to time. All payments received by the Trust for shares of any fund belong to the fund. Each fund has its own assets and liabilities. Additional series and/or classes may be created from time to time.

The shares of the Fund are listed on NYSE Arca, Inc. (the “Exchange”). The shares of the Fund will trade on the Exchange, and other secondary markets, at market prices that may be below, at, or above the net asset value (“NAV”) of the Fund. The Fund issues and redeems shares at NAV only in aggregated lots of 25,000 shares or more (each, a “Creation Unit”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices of the Fund and the associated risk factors. The Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of Reality Shares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, such investments or investment practices will be advantageous to the Fund. The Fund is free to reduce or eliminate their activity in any of these areas. There is no assurance that any of these strategies or any other strategies and methods of investment available to the Fund will result in the achievement of the Fund’s investment objectives.

The Fund’s principal investment strategies and the risks associated with the same are described in the “Fund Summary” and “More Information about the Fund’s Investment Objective, Principal Investment Strategies and Principal Risks” sections of the Prospectus. The following discussion provides additional information about those principal investment strategies and related risks, as well as information about investment strategies (and related risks) that the Fund may utilize, even though they are not considered to be “principal” investment strategies. Accordingly, an investment strategy (and related risk) that is described below, but which is not described in the Prospectus, should not be considered to be a principal strategy (or related risk) applicable to the Fund.

COMMERCIAL PAPER—The Fund may invest in high-quality, short-term commercial paper. Commercial paper is the term used to designate unsecured, short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days up to 270 days.

CYBER-SECURITY RISK—Investment companies, such as the Fund, and their service providers may be vulnerable to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations, operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers, or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or the Fund’s Adviser, distributor, custodian, transfer agent, intermediaries and other third-party service providers may adversely affect the Fund and its shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For example, cyber-attacks may interfere with the processing of shareholder transactions, affect the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses, and cause reputational damage. The Fund also may incur additional costs for cybersecurity risk management efforts designed to mitigate or prevent the risk of cyber-attacks. Such costs may be ongoing because threats of cyber-attacks are constantly evolving as cyber-attackers become more sophisticated and their techniques become more complex. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers, and may cause the Fund’s investments in such portfolio companies to lose value. There can be no assurance that the Fund, the Fund’s service providers, or the issuers of the securities in which the Fund may invest will be able to prevent cyber-attacks or avoid losses or other adverse consequences relating to cyber-attacks or other information security breaches in the future.

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EQUITY SECURITIES—Equity securities, such as common stock, represent ownership interests in a company. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock. Investments in equity securities in general are subject to market risks, which may cause their prices to fluctuate over time. Further, fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate. The Fund may purchase and sell equity securities in various ways, including through registered exchanges in the U.S. or the over-the-counter market, as well as non-U.S. exchanges. The equity securities in which the Fund may invest are common stocks, which represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

FIXED INCOME SECURITIES—The Fund may invest up to 20% of its net assets in high-quality, short-term fixed income securities for investment purposes but is not limited in its ability to purchase such securities to serve as collateral for its other investments. Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers. The market value of the fixed income securities in which the Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect the Fund’s NAV.

Fixed income securities are subject to the risk of an issuer’s ability to meet principal and interest payments on the obligation (known as “credit risk”) and also may be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (known as “market risk”). Lower-rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but also the market’s perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium- to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Securities held by the Fund that are guaranteed by the U.S. government, its agencies or instrumentalities guarantee only the payment of principal and interest and do not guarantee the yield or value of the securities or the yield or value of the Fund’s shares.

FOREIGN ISSUERS—The Fund may invest in issuers located outside the United States directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Examples of such financial instruments include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), International Depositary Receipts (“IDRs”), “ordinary shares,” and “New York shares” issued and traded in the United States. ADRs are U.S. dollar-denominated receipts typically issued by U.S. banks and trust companies that evidence ownership of underlying securities issued by a foreign issuer. The underlying securities may not necessarily be denominated in the same currency as the securities into which they may be converted. The underlying securities are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or in the OTC market in the United States. GDRs, EDRs, and IDRs are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer. However, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies, and are generally designed for use in specific or multiple securities markets outside the United States. EDRs, for example, are designed for use in European securities markets while GDRs are designed for use throughout the world. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protects the Fund from the foreign settlement risks described below.

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Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities (unsponsored and sponsored) are similar, there are differences in a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

Investing directly and indirectly in foreign companies may involve risks not typically associated with investing in companies domiciled in the United States. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be very volatile. Foreign stock exchanges, brokers and listed companies generally are subject to less government supervision and regulation than in the United States. The customary settlement time for foreign securities may be longer than the customary settlement time for U.S. securities. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for U.S. investments.

Investing in companies located abroad also carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of seizure, expropriation or nationalization of assets, including foreign deposits, confiscatory taxation, restrictions on U.S. investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic or legal developments, including favorable or unfavorable changes in currency exchange rates, foreign interest rates, exchange control regulations (including currency blockage), and possible difficulty in obtaining and enforcing judgments against foreign entities. The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Trading volumes in emerging market countries also may be consistently low, which may result in a lack of liquidity and extreme price volatility.

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The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information also may affect the value of these securities. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund. There also are special tax considerations which apply to securities and obligations of foreign issuers and securities and obligations principally traded overseas.

Risk Factors Regarding Emerging Markets. The Fund may invest in emerging markets. Investing in companies domiciled in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges, broker-dealers, custodians and clearinghouses may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer’s ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax and irregular financial reporting, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

Many emerging market countries suffer from uncertainty and corruption in their legal and political systems. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. A change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future. In such an event, it is possible that a fund could lose the entire value of its investments in the affected market. Similarly, a lack of social, political, and economic stability among emerging market countries can be common and may lead to social unrest, an uneven distribution of wealth, labor strikes, religious oppression, and civil wars. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation, and rapid fluctuations in inflation rates; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers for reasons apart from factors that affect the soundness and competitiveness of the issuers. For instance, prices may be unduly influenced by traders who control large positions in these markets. Foreign security trading, settlement and custodial practices (including those involving securities settlements where fund assets may be released prior to receipt of payment) are often less developed than in U.S. markets, and may result in increased investment or valuation risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

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Currencies of emerging market countries are subject to significantly greater risks than currencies of developed countries. Some emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. In addition, currency hedging techniques may be unavailable in certain emerging market countries. Some emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). Moreover, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.

In the past, governments of many emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs, which can cause huge budget deficits. Often, interest payments have become too overwhelming for these governments to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and have served as fuel for political parties of the opposition, which pressure the governments not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, the governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments, or have defaulted. These events have adversely affected the values of securities issued by the governments and corporations domiciled in these emerging market countries, and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

In addition to their over-reliance on international capital markets, many emerging economies are also highly dependent on international trade and exports, including exports of oil and other commodities. As a result, these economies are particularly vulnerable to downturns of the world economy. The recent global economic crisis weakened the global demand for their exports and tightened international credit supplies and, as a result, many emerging countries are facing significant economic difficulties and some countries have fallen into recession and recovery may be gradual.

FORWARD CONTRACTS—The Fund may invest in forward contracts. A forward contract involves a negotiated obligation to purchase or sell a specific asset at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Risks associated with forwards include: (i) there may be an imperfect correlation between the movement in prices of forward contracts and the securities underlying them; (ii) there may not be a liquid market for forwards; and (iii) forwards may be difficult to accurately value. Forwards are also subject to credit risk, liquidity risk and leverage risk, each of which is further described in the prospectus.

The Fund may engage in non-deliverable forward transactions. A non-deliverable forward transaction is a transaction that represents an agreement between the Fund and a counterparty to buy or sell a specified (notional) amount of a particular asset at an agreed upon price on an agreed upon future date. There is no physical delivery of the asset on the settlement of a non-deliverable forward transaction. Rather, the Fund and the counterparty agree to net the settlement by making a payment in U.S. dollars that represents any differential between the price of the asset agreed upon at the inception of the non-deliverable forward agreement and the actual price of the asset on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction’s notional amount by the difference between the agreed upon price of the asset and the actual price of the asset when the transaction is completed.

Open positions in forwards will be covered by the segregation or “earmarking” of assets cash, high-quality, short-term debt securities or money-market instruments or otherwise “offset” in accordance with the 1940 Act. The Fund will transact in forward contracts only with over-the-counter (“OTC”) dealers that have in place an International Swaps and Derivatives Association (“ISDA”) agreement with the Fund.

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The Fund may invest in forward foreign currency contracts. A forward foreign currency contract is a negotiated obligation to purchase or sell a specific currency at a future date (with or without delivery required). The length of the contract may be any fixed number of days from the date of the contract agreed upon by the parties. The price at which the transaction occurs is set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Forward contracts generally may not be liquidated prior to the stated maturity date, although the parties to a contract may agree to enter into a second offsetting transaction with the same maturity, thereby fixing each party’s profit or loss on the two transactions. Nevertheless, each position must still be maintained to maturity unless the parties separately agree on an earlier settlement date. As a result, a party to a forward contract must be prepared to perform its obligations under each such contract in full. Parties to a forward contract may also separately agree to extend the contract by “rolling” it over prior to the originally scheduled settlement date.

Transaction Hedging. Transaction hedging is when the Fund enters into a currency transaction with respect to specific assets or liabilities of the Fund, which generally arises in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. The Fund may enter into transaction hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of the foreign currency involved in the underlying security transaction.

Position Hedging. The Fund may sell a non-U.S. currency and purchase U.S. currency to reduce exposure to the non-U.S. currency (called “position hedging”). The Fund may use position hedging when the adviser reasonably believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. The Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. Suitable hedging transactions may not be available in all circumstances. Hedging transactions may also eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies.

Currency transactions are subject to risks different from those of other portfolio transactions. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might result should the value of such currency increase. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available.

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FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS—Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or reference asset at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made, and generally contracts are closed out prior to the expiration date of the contract.

The Fund may use futures contracts and related options for hedging, risk management or other purposes, as permitted by its stated investment policies. Instances in which the Fund may use futures contracts and related options for risk management purposes include: (i) attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; (ii) attempting to minimize fluctuations in foreign currencies; (iii) attempting to gain exposure to a particular market, index or instrument; or (iv) other risk management purposes. The Fund may use futures contracts for cash equitization purposes, which allows the Fund to invest consistent with its benchmark while managing daily cash flows, including significant client inflows and outflows.

Open positions in futures contracts will be covered by the segregation or “earmarking” of assets cash, high-quality, short-term debt securities or money-market instruments or otherwise “offset” in accordance with the 1940 Act. The Fund may “offset” its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will earmark on its books or place in a segregated account cash, high-quality, short-term debt securities or money-market instruments equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also “offset” its long position in a futures contract by taking a short position in the instruments underlying the futures contract or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract. The Fund may “offset” its short position in a futures contract by taking a long position in the instruments underlying the futures contract or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract.

The Fund may “offset” its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will earmark on its books or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also “offset” its sale of a call option by taking positions in instruments with prices that are expected to move relatively consistently with the call option. The Fund may “offset” its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will earmark on its books or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also “offset” its sale of a put option by taking positions in instruments with prices that are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund’s use of futures contracts and options on futures contracts, including the following: (i) the success of a hedging strategy may depend on the adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; and (v) government regulations may restrict trading in futures contracts and options on futures contracts. In addition, some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

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The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges regulated by the U.S. Commodity Futures Trading Commission (“CFTC”). As a result of recent amendments to rules under the Commodity Exchange Act (“CEA”) by the CFTC, the Fund must either operate within certain guidelines and restrictions with respect to the Fund’s use of futures, options on such futures, commodity options and certain swaps, or the Adviser will be subject to registration with the CFTC as a “commodity pool operator” (“CPO”).

With respect to the Fund, the Trust has filed with the National Futures Association a notice claiming an exclusion pursuant to CFTC Rule 4.5 from the definition of “commodity pool operator” under the CEA and the rules of the CFTC promulgated thereunder, with respect to the Fund’s operation. Accordingly, the Fund is not subject to registration or regulation as commodity pools or commodity pool operators. However, changes to the Fund's investment strategies or investments may cause the Fund to lose the benefits of the exclusion and may trigger additional CFTC regulation. If the Fund becomes subject to CFTC regulation, the Fund may incur additional expenses. In addition, as of the date of this SAI, the Adviser is not deemed to be a “commodity pool operator” or “commodity trading adviser” with respect to the advisory services it provides to the Fund.

ILLIQUID SECURITIES—Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. The Fund may invest up to 15% of its net assets in illiquid securities. If, subsequent to purchase, a security held by the Fund becomes illiquid, the Fund may continue to hold the security. Because of their illiquid nature, illiquid securities generally must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust’s Board of Trustees (the “Board”). Despite such good faith efforts to determine fair value prices, the Fund’s illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price that the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Board, the Adviser determines the liquidity of the Fund’s investments. In determining liquidity, the Adviser may consider various factors, including: (i) the frequency and volume of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; and (iv) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security and the ability to assign or offset the rights and obligations of the security).

INVESTMENT COMPANIES—Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies and real estate investment trusts (“REITs”), represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Other investment companies are continuously offered at NAV, but may also be traded in the secondary market at a premium or discount to their NAV.

Generally, the federal securities laws limit the extent to which the Fund can invest in securities of other investment companies, subject to certain exceptions. For example, the Fund is prohibited under Section 12(d)(1)(A) of the 1940 Act from acquiring the securities of another investment company if, as a result of such acquisition: (i) the Fund owns more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the Fund’s total assets; or (iii) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund, subject to certain exceptions. Pursuant to Rule 12d1-1 under the 1940 Act, the Fund may invest in one or more affiliated or unaffiliated investment companies that comply with Rule 2a-7 under the 1940 Act (to the extent required by Rule 12d1-1), in excess of the limits of Section 12(d)(1)(A) of the 1940 Act.

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The Fund may invest in other investment companies, including those managed by the Adviser, to the extent permitted by any rule or regulation of the U.S. Securities and Exchange Commission (the “SEC”) or any order or interpretation thereunder.

Exchange-Traded Funds (“ETFs”). ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are listed and traded on national securities exchanges at market prices. ETF shares typically trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the NAV of an ETF’s shares). These differences may be more pronounced for newer or smaller ETFs, for ETFs that own less liquid securities or in certain market conditions. By investing in an ETF, the Fund indirectly bears the proportionate share of any fees and expenses of the ETF in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations. Such ETF expenses may make owning shares of the ETF more costly than owning the underlying securities directly.

INVESTMENT IN A SUBSIDIARY—The Fund may seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary, unlike the Fund, may invest to a significant extent in commodity-linked securities and derivative instruments. The Fund may invest up to 25% of its total assets in the Subsidiary.

With respect to its investments, the Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund; however, the Subsidiary may invest in cash-settled bitcoin futures contracts of various maturities listed for trading on U.S. exchanges that provide exposure to the price movements of bitcoin (“Bitcoin Futures”). With respect to its investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or "earmarking" requirements to the same extent as the applicable Fund.

The Subsidiary is not registered under 1940 Act and, unless otherwise noted in the Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

In order for the Fund to qualify as a RIC under the Code, as amended, the Fund must, amongst other requirements, derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the “Taxes” section. In September 2016, the Internal Revenue Service ("IRS") issued proposed regulations that would generally require a Subsidiary to distribute its income each year in order for the Fund to treat that income as "qualifying income." The Fund has secured an opinion of counsel based on customary representations that actual distributions made to the Fund should be treated as "qualifying income", which is consistent with the recently proposed IRS regulations. Accordingly, to the extent the Subsidiary makes distributions out of its earnings and profits, the Fund expects such distributions to be treated as qualifying income. The Adviser will monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund's assets are invested in the Subsidiary to ensure compliance with the Fund's asset diversification test.

Accordingly, the extent to which the Fund invests in Bitcoin Futures through the Subsidiary may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. As such, the Fund might cease to qualify as a RIC or could be required to reduce its exposure to such investments, which may result in difficulty in implementing the Fund's investment strategy. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund's taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC would have significant negative tax consequences to Fund shareholders.

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MONEY MARKET SECURITIES—Money market securities include: (i) short-term U.S. government securities; (ii) custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; (iii) commercial paper rated in the highest short-term rating category by a nationally recognized statistical rating organization (“NRSRO”), such as S&P Global Ratings (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”), or determined by the Adviser to be of comparable quality at the time of purchase; (iv) short- term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (v) repurchase agreements involving such securities. For a description of credit ratings, see Appendix A to this SAI. The Fund may invest in money market securities for cash management purposes or as collateral or “cover” in connection with derivative transactions.

OPTIONS—The Fund may purchase and write put and call options on equity indices and ETFs. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The price paid to the writer of an option is referred to as the “premium.” The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. Open positions in options contracts will be covered by the segregation or “earmarking” of assets cash, high-quality, short-term debt securities or money-market instruments or otherwise “offset” in accordance with the 1940 Act.

The Fund may write (i.e., sell) “covered” call options on securities for any lawful purpose, including as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. The Fund may engage in a covered call option writing (selling) program in an attempt to generate additional income or provide a partial hedge to another position of the Fund. A call option is “covered” if the Fund either owns the underlying instrument or has an absolute and immediate right (such as a call with the same or a later expiration date) to acquire that instrument. The underlying instruments of such covered call options may consist of individual equity securities, pools of equity securities, ETFs or indices. The writing of covered call options is a more conservative investment technique than writing of naked or uncovered options, but capable of enhancing the Fund’s total return. When the Fund writes a covered call option, it profits from the premium paid by the buyer but gives up the opportunity to profit from an increase in the value of the underlying security above the exercise price. At the same time, the Fund retains the risk of loss from a decline in the value of the underlying security during the option period. Although the Fund may terminate its obligation by executing a closing purchase transaction, the cost of effecting such a transaction may be greater than the premium received upon its sale, resulting in a loss to the Fund. If such an option expires unexercised, the Fund realizes a gain equal to the premium received. Such a gain may be offset or exceeded by a decline in the market value of the underlying security during the option period. If an option is exercised, the exercise price, the premium received and the market value of the underlying security determine the gain or loss realized by the Fund.

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When the Fund writes an option, if the underlying securities do not increase or decrease, as applicable, to a price level that would make the exercise of the option profitable to the holder thereof, the option will generally expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects. First, OTC options are transacted directly with dealers and not with a clearing corporation and therefore entail the risk of non-performance by the dealer. In addition, OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid. The Fund will transact only with OTC options dealers that have in place an ISDA agreement with the Fund.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date of the option.

Risks. There are significant risks associated with the Fund’s use of options contracts, including the following: (i) the success of a hedging strategy may depend on the adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of the options contracts; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. In addition, OTC options are subject to valuation risk and credit risk. Valuation risk is the risk that the option may be difficult to value and/or valued incorrectly. Credit risk is the risk that the counterparty to the option contract will default or otherwise become unable to honor a financial obligation.

The SEC is reviewing its current guidance on the use of derivatives by registered investment companies, such as the Fund, and may issue new guidance. It is not clear whether or when such new guidance will be published or what the content of such guidance may be, though the SEC recently proposed a new rule related to the use of derivatives. Whether and when this proposed rule will be adopted and its potential effects on the Fund are unclear. The regulation of commodity and derivatives transactions in the United States is a rapidly changing area of law and is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund.

REGULATORY DEVELOPMENTS RISK—In October 2016, the SEC adopted a new Rule 22e-4 under the 1940 Act requiring open-end funds, such as the Fund, to establish a liquidity risk management program and enhance disclosures regarding fund liquidity. The Fund will be required to comply with the rule by June 1, 2019. The full effect the new rule will have on the Fund is not yet known, but the Fund’s compliance with the rule may adversely affect its performance and ability to achieve its investment objective. In addition to Rule 22e-4, the U.S. government recently has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the mutual fund industry generally. The SEC’s proposed rules governing the use of derivatives by registered investment companies, the Department of Labor’s (“DOL”) final rule on conflicts of interest and fiduciary investment advice, as well as the SEC’s final rules and amendments to modernize reporting and disclosure could, among other things, restrict and/or increase the cost of a fund’s ability to engage in transactions, impact flows into the fund, and/or increase overall expenses of the fund. In addition, Congress, various exchanges and regulatory and self-regulatory authorities, domestic and foreign, have undertaken reviews of derivatives trading in light of market volatility. Among the actions that have been taken or proposed to be taken are new limits and reporting requirements for speculative positions, new or more stringent daily price fluctuation limits for futures and options transactions, and increased margin requirements for various types of futures transactions. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect certain of the instruments in which the Fund invests and the Fund’s ability to execute its investment strategies.

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RESTRICTED SECURITIES—Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933, as amended (the “1933 Act”), or an exemption from registration. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Adviser pursuant to guidelines adopted by the Board. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the security, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act and Section 4(2) commercial paper issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act. The Fund may invest up to 15% of its net assets in illiquid restricted securities.

SECURITIES LENDING—The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 331/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Adviser or its affiliates unless they have applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral or other fee to an unaffiliated third party for acting as the Fund’s securities lending agent.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever their portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

The Fund will invest the cash received as collateral through loan transactions in other eligible securities, which may include shares of a registered money market fund, or of an unregistered money market fund that complies with the requirements of Rule 2a-7 under the 1940 Act to the extent required by the 1940 Act. Such money market funds might not seek or be able to maintain a stable $1.00 NAV per share.

The investment of cash collateral subjects the Fund to market risk. The Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements even if the value of the investments made with the collateral has declined. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by the Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of a loan.

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SOVEREIGN DEBT—The Fund may invest in sovereign debt securities, which are debt securities issued or guaranteed by foreign governmental entities. Investments in sovereign debt securities involve special risks in addition to those risks usually associated with investments in debt securities, including risks associated with economic or political uncertainty and the risk that the governmental authority that controls the repayment of sovereign debt may be unwilling or unable to repay the principal and/or interest when due. The Fund may also invest in securities or other obligations issued or backed by supranational organizations, which are international organizations that are designated or supported by government entities or banking institutions typically to promote economic reconstruction or development. These obligations are subject to the risk that the government(s) on whose support the organization depends may be unable or unwilling to provide the necessary support. The Fund may have little recourse against the foreign government or supranational organization that issues or backs the obligation in the event of default. These obligations may be denominated in foreign currencies and the prices of these obligations may be more volatile than corporate debt obligations.

Sovereign debt instruments in which the Fund may invest may involve great risk and may be deemed to have credit quality equivalent to securities rated below investment grade. Governmental entities may depend on expected disbursements from foreign governments, multilateral agencies and international organizations to reduce principal and interest arrearages on their debt obligations. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic or other reforms and/or economic performance and the timely service of the governmental entity’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of the commitments to lend funds or other aid to the governmental entity, which may further impair the governmental entity’s ability or willingness to service its debts in a timely manner. Some of the countries in which the Fund may invest may have encountered or may encounter difficulties in servicing their sovereign debt obligations and have withheld or may withhold payments of interest and/or principal of sovereign debt. These difficulties have led or may lead to agreements to restructure external debt obligations, which may result in costs to the holders of the sovereign debt. Consequently, a government obligor may default on its obligations and/or the values of its obligations may decline significantly.

SWAP TRANSACTIONS—Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these or various other rates, securities, instruments, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations are generally equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement. A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate and the other party makes payments calculated with reference to a specified floating interest rate, such as the London Interbank Offered Rate (“LIBOR”) or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges of the currency that correspond to the agreed upon notional amount.

The Fund may engage in simple or more complex swap transactions involving a wide variety of underlying instruments for various reasons. For example, The Fund may enter into a swap: (i) to gain (or neutralize) exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; (ii) to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; (iii) to hedge an existing position; (iv) to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or (v) for various other reasons. The Fund may enter into dividend and total return swap transactions (including equity swaps) based on certain underlying instruments.

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Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. The Fund may use one or more of these derivative products in addition to or in lieu of a swap.

Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a “master agreement.” In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

Generally, the Fund would calculate the obligations of the swap agreements’ counterparties on a “net basis.” Consequently, the Fund’s current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the “net amount”). The Fund’s current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be “covered” or “offset” as required by the 1940 Act.

The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the potential volatility of the specific index rate, currency or other underlying that determines the amount of payments due to and from the Fund. This is true whether these derivative products are used to create additional risk exposure for the Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement, the Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. The Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to the Fund, these derivative products are subject to risks related to the counterparty’s creditworthiness. If a counterparty defaults, the Fund’s risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, the Fund may have contractual remedies under the swap agreement.

The Fund will enter into swaps only with counterparties that the Adviser believes to be creditworthy. The Adviser will evaluate the creditworthiness of counterparties on an ongoing basis. In addition to information provided by credit agencies, the Adviser will evaluate each approved counterparty using various methods of analysis, such as, for example, the counterparty’s liquidity in the event of default, the counterparty’s reputation, the Adviser’s past experience with the counterparty and the counterparty’s share of market participation. In addition, the Fund will earmark on its books or segregate cash, high-quality, short-term debt securities or money-market instruments in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement or will otherwise “offset” its position as required by the 1940 Act. The Fund will transact in swaps only with dealers that have in place an ISDA agreement with the Fund. Where practicable, the Fund intends to transact in swaps cleared through a central clearing house.

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U.S. GOVERNMENT SECURITIES—The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, Freddie Mac, the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Financing Corporation, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation.

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while still other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. As such, it is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. There is therefore a risk that U.S. government securities may be adversely affected by changes in interest rates or a decline in the credit quality of the U.S. government.

Although the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, which are currently being operated under the conservatorship of the Federal Housing Finance Agency, there can be no assurance that it will support these in other government-sponsored enterprises in the future.

Securities backed by the full faith and credit of the United States are generally considered to be among the most, if not the most, creditworthy investments available. While the U.S. government has honored its credit obligations continuously for the last 200 years, political events have, at times, called into question whether the United States would default on its obligations. Such an event would be unprecedented and there is no way to predict its impact on the securities markets or the funds. However, it is very likely that default by the United States would result in losses to the funds.

INVESTMENT LIMITATIONS

The following are fundamental and non-fundamental policies of the Fund. The percentage limitations (except for the limitation on borrowing) set forth below will apply at the time of the purchase of a security and shall not be violated unless an excess or deficiency occurs, immediately after or as a result of a purchase of such security.

Fundamental Policies

The following investment limitations are fundamental policies of the Fund, which cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund’s outstanding shares. The term “majority of outstanding shares” means the vote of: (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

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1.	The Fund may make loans, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2.	The Fund may borrow money, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3.	The Fund may not issue senior securities, as such term is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as amended or interpreted from time to time, except as permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.	The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of its total assets would be invested in the securities of companies whose principal business activities are in the same industry.

5.	The Fund may purchase or sell commodities and real estate, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6.	The Fund may underwrite securities issued by other persons, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Policies

The Fund observes the following policies, which are not deemed fundamental and which may be changed by the Board without shareholder vote.

1.	The Fund may not hold illiquid securities in an amount exceeding, in the aggregate, 15% of its net assets.

2.	The Fund may not borrow money (i) in an amount exceeding 33 1/3% of the value of its total assets (including the amount borrowed, but excluding temporary borrowings not in excess of 5% of its total assets) and (ii) other than from a bank, provided that investment strategies that either obligate the Fund to purchase securities or require the Fund to cover a position by segregating assets or entering into an offsetting position shall not be subject to this limitation.

3.	The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

4.	The Fund may not invest in unmarketable interests in real estate limited partnerships or invest directly in real estate. The Fund may not purchase or sell or invest directly in real estate unless acquired as a result of its ownership in securities or other investments and except pursuant to the exercise of its rights under loan agreements related to its investments or to the extent that its investments in senior loans or bank loans may be considered to be investments in real estate. For the avoidance of doubt, the foregoing policy does not prevent the Fund from, among other things; purchasing marketable securities of companies that deal in real estate or interests therein (including REITs).

5.	The Fund may purchase or sell financial and physical commodities, commodity contracts based on (or relating to) physical commodities or financial commodities and securities and derivative instruments whose values are derived from (in whole or in part) physical commodities or financial commodities.

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The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be held by the Fund.

The Fund is a non-diversified investment management company. This means that a relatively high percentage of the Fund’s assets may be invested in the obligations of a limited number of issuers. The value of the shares of the Fund may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), which requires in part that the Fund be diversified (i.e., not invest more than 5% of its assets in the securities in any one issuer) as to 50% of its assets.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company’s net assets in an industry or group of industries, with certain exceptions such as with respect to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, or tax-exempt obligations of state or municipal governments and their political subdivisions.

Borrowing. The 1940 Act presently allows the Fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 331/3% of its total assets, including the amount borrowed (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by the Fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, the Fund may only make loans if expressly permitted by its investment policies. The Fund’s non-fundamental investment policy on lending is set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves the Fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict the Fund’s ability to invest in real estate, but does require that every fund have the Fundamental investment policy governing such investments. The Fund has adopted the Fundamental policy that would permit direct investment in real estate. However, the Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of the Board.

CONTINUOUS OFFERING

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker- dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

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For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor (as defined below), breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters,” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to shares are reminded that, under Rule 153 of the 1933 Act, a prospectus-delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

EXCHANGE LISTING AND TRADING

The shares of the Fund will trade on the Exchange at prices that may differ to some degree from the Fund’s NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares will continue to be met. The Exchange may, but is not required to, remove the shares of the Fund from listing if: (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the shares of the Fund for 30 or more consecutive trading days; or (ii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, broker’s commissions on purchases or sales of shares in market transactions will be based on negotiated commission rates at customary levels.

THE ADMINISTRATOR

General. The Bank of New York Mellon (the “Administrator”), a New York banking organization with its principal business offices located at 101 Barclay Street, New York, New York 10286, serves as administrator of the Fund. The Administrator also serves as the transfer agent and custodian for the Fund.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an Administration and Accounting Agreement (the “Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative services or employs certain other parties, including its affiliates, who provide such services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administrator is compensated for providing such services to the Trust by the Adviser pursuant to the terms of the Advisory Agreement (defined below).

The Administration Agreement provides that the Administrator shall not be liable for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from negligence, willful misfeasance or bad faith on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder or from breach of any representation or warranty contained in the Administration Agreement.

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The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (i) by either party upon written notice to the other party at least 90 days’ prior to the end of the initial term or renewal term, as applicable; (ii) by either party upon 30 days’ prior written notice if the other party fails to perform its obligations under the Administration Agreement in any material respect; and (iii) by the Administrator on not less than 30 days’ written notice to the Trust if the Trust terminates the custody agreement between the Trust and The Bank of New York Mellon serving in its capacity as custodian of the Trust.

THE ADVISER

General. Reality Shares Advisors, LLC (the “Adviser”) was founded in 2013 and is a Delaware limited liability company. The principal business address of the Adviser is 402 West Broadway, Suite 2800, San Diego, California 92101. The Adviser is a wholly-owned subsidiary of Reality Shares, Inc., which serves as index provider for other ETFs managed by the Adviser that are offered in a different prospectus and statement of additional information.

Advisory Agreement. The Trust and the Advisor have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser oversees the investment advisory services provided to the Fund.

The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

After its initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of the Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined under the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment and is terminable (i) at any time without penalty by the Trustees of the Trust or by a majority of the outstanding shares of the Fund, or (ii) by the Adviser on not less than 30 days’ nor more than 60 days’ written notice to the Trust.

Management Fees. For these advisory services, the Adviser receives a fee, which is calculated daily and paid monthly at the following annual rates (shown as a percentage of the average daily net assets of the Fund):

Fund	Management Fee
Reality Shares Blockforce Global Currency Strategy ETF	[____]%

The Adviser is responsible, under the Investment Advisory Agreement, for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Adviser is not responsible for, and the Fund will bear the cost of, interest expense, taxes, brokerage expenses and other expenses connected with the execution of portfolio securities transactions, dividends and expenses associated with securities sold short, subject to any expense limitation agreements, extraordinary expenses, distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, compensation and expenses of the Trustees who are not interested persons of the Trust or the Adviser (including any such Trustee’s counsel fees) and compensation and expenses of the Trust’s Chief Compliance Officer.

THE PORTFOLIO MANAGER

Eric Ervin, President of the Adviser, serves as portfolio manager of the Fund. Prior to founding the Adviser in 2013, Mr. Ervin spent 14 years building the Ervin Miller Group wealth management franchise at Morgan Stanley Smith Barney. Mr. Ervin is a Certified Financial Planner practitioner, and a Chartered Financial Consultant.

Other Accounts Managed by the Portfolio Manager. Including the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts, as follows:

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Name	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Eric Ervin	[____]	$[____]	[____]	$[____]	[____]	$[____]

*	Information provided is as of [____], 2019. None of the accounts managed by the portfolio manager are subject to performance based advisory fees.

Compensation. The Fund’s portfolio manager is compensated in 3 ways: fixed annual base salary; long-term incentive compensation (stock and stock options) that are awarded based on longevity with the firm and, an annual discretionary bonus (cash and/or options) awarded on the overall performance of the firm, not specific to the individual Fund managed by him.

Conflicts of Interest. The portfolio manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Ownership of Fund Shares. As of the date of this SAI, the portfolio manager did not beneficially own shares of the Fund.

THE DISTRIBUTOR

The Trust and ALPS Distributors, Inc. (the “Distributor”), a Colorado corporation, are parties to a distribution agreement (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust’s shares. The principal business address of the Distributor is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Distributor, by the Board or by a majority of the outstanding shares of the Fund, upon 60 days’ written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and the Fund are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

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Like most ETFs, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, Distributor and Administrator. The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Fund. The Fund and its service providers employ a variety of processes, procedures and controls to identify various possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Fund’s service providers the importance of maintaining vigorous risk management.

The Trustees’ role in risk oversight begins before the inception of a fund, at which time the fund’s primary service providers present the Board with information concerning the investment objective, strategies and risks of the fund, as well as the proposed investment limitations for the fund. Additionally, the Adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the Adviser and other service providers, such as the fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreement with the Adviser, the Board meets with the Adviser to review such services. Among other things, the Board regularly considers the Adviser’s adherence to the Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Fund’s investments, including, for example, portfolio holdings schedules and reports on the Adviser’s use of derivatives, if any, in managing the Fund.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Fund’s service providers regarding the valuation and liquidity of portfolio securities. The Trust’s Fair Value Pricing Committee reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board, in consultation with Fund management, also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

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From their review of these reports and discussions with the Adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn about the material risks of the Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Fund’s investment management and business affairs are carried out by or through the Adviser and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are five (5) members of the Board, three (3) of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“independent Trustees”). Nathaniel Singer, an independent Trustee, serves as Chairman of the Board. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute a majority of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of series overseen by the Board. The structure and operation of the Board is designed to facilitate the orderly and efficient flow of information to the independent Trustees from Fund management.

The Board has two standing committees: the Audit Committee and the Nominating and Governance Committee. The Audit Committee and Nominating and Governance Committee are each chaired by an independent Trustee and composed of all of the independent Trustees.

Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust.

Name, Address(1) and Age	Position with Trust and Length of Term(2)	Principal Occupations in the Past 5 Years	Number of Portfolios in Fund Complex(3) Overseen by Trustee	Other Directorships Held in the Past 5 Years
Interested Trustees
Michael S. Rosen(4) (Born: 1961)	Trustee (since 2014)	Co-Founder and CEO of Context Capital Management, LLC (2001 – present)	10	None
Christopher Nero(4) (Born: 1967)	Trustee (since 2014)	CEO of Bridgeport Financial Technology (April 2016 – present), CEO of True North Advisory Group, (January 2012 – February 2016)	10	None
Independent Trustees
Nathaniel R. Singer (Born: 1961)	Trustee (since 2014)	Swap Financial Group, Municipal Adviser (January 2008– present)	10	Municipal Securities Rulemaking Board
Justin Ferayorni, CFA (Born: 1973)	Trustee (since 2015)	Founder, CEO and Chief Investment Officer of Tamarack Capital Management, LLC (2005 – present)	10	None

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Name, Address(1) and Age	Position with Trust and Length of Term(2)	Principal Occupations in the Past 5 Years	Number of Portfolios in Fund Complex(3) Overseen by Trustee	Other Directorships Held in the Past 5 Years
Robert J. Buscher (Born: 1958)	Trustee (since 2018)	Chief Financial Officer of Pacific Ridge School (2012 - present)	10	None

(1)	Unless otherwise noted, the business address of each Trustee is 402 West Broadway, Suite 2800, San Diego, California 92101.
(2)	Each Trustee shall serve until death, resignation or removal.
(3)	The term “Fund Complex” refers to the Trust.
(4)	Mr. Rosen may be deemed to be an “interested” person of the Trust, as that term is defined in the 1940 Act, by virtue of his affiliation with the Adviser and/or its affiliates. Mr. Nero may be deemed to be an “interested person” of the Trust by virtue of a business relationship with principals of the Adviser.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of his ability to review and understand information about the Fund provided to him by management, to identify and request other information he may deem relevant to the performance of his duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise his business judgment in a manner that serves the best interests of the Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on his own experience, qualifications, attributes and skills as described below.

Michael S. Rosen is Co-Chairman, Chief Executive Officer, and co-founder of Context Capital Management, LLC, an alternative asset management firm. Prior to co-founding Context Capital Management, LLC, Mr. Rosen was a co-principal owner of two investment advisers to a mutual fund complex and a mutual fund portfolio manager. Mr. Rosen is on the Board of Trustees for the University of Rochester, where he also serves on the Investment and Development Committees. He is also a Chartered Financial Analyst.

Christopher Nero is a retired Managing Director and former Global Head of Deutsche Bank’s Alternative Fund Services business, which provides services to hedge funds, private equity funds, and other alternative investment vehicles, located throughout the U.S., Europe, the Middle East, and Asia. He has over 27 years’ experience in the financial services industry and has held senior management positions with several alternative investment firms. He previously served as a senior accountant in the Division of Investment Management of the SEC.

Nathaniel R. Singer has over 30 years’ experience in the financial services industry, including previously serving as the Chief Operating Officer of the municipal bond department of a major U.S. investment bank. Mr. Singer served on the Board of Trustees of the Municipal Securities Rulemaking Board including serving as Chairman for one year. He also served as an advisor to the Government Accounting Standards Board and the Securities Industry and Financial Markets Association.

Justin Ferayorni, CFA is the Founder, Chief Executive Officer and Chief Investment Officer of Tamarack Capital Management, LLC (“Tamarack”), founded in 2005. Tamarack is an SEC registered hedge fund focused on investing in healthcare related equities. Prior to founding Tamarack, Mr. Ferayorni served in several positions across the financial services industry focused on analyzing companies within the healthcare industry, including positions as a healthcare analyst and portfolio manager. In addition, Mr. Ferayorni was previously employed at an investment bank, where he worked on both corporate finance and merger and acquisition transactions as an analyst and associate.

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Robert J. Buscher has over 35 years’ experience as Chief Financial Officer and audit supervisor of organizations ranging in size from start-up to Fortune 500 and operating in a variety of industries, including 13 years as Chief Financial Officer for a global, laboratory services organization. Mr. Buscher has extensive experience in accounting, auditing and financial statement preparation.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Fund.

Board Standing Committees. The Board has established the following standing committees:

•	Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as the Fund’s independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; (iii) pre- approving audit and non-audit services provided by the Fund’s independent registered public accounting firm to the Trust and certain other affiliated entities; (iv) serving as a channel of communication between the independent registered public accounting firm and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; (vi) reviewing the Fund’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ reports on the adequacy of the Trust’s internal financial controls; (viii) reviewing, in consultation with the Fund’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Fund’s financial statements; and (ix) other audit related matters. Messrs. Buscher, Ferayorni, and Singer currently serve as members of the Audit Committee. Mr. Buscher serves as the Chairman of the Audit Committee. The Audit Committee met three (3) times during the most recent fiscal year.

•	Governance Committee. The Board has a standing Governance Committee that is composed of each of the independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i)considering and reviewing Board governance and compensation issues; (ii) conducting a self-assessment of the Board’s operations; (iii) selecting and nominating all persons to serve as independent Trustees and evaluating the qualifications of “interested” Trustee candidates; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust’s office. Messrs. Buscher, Ferayorni, and Singer currently serve as members of the Governance Committee. Mr. Singer serves as the Chairman of the Governance Committee. The Governance Committee met once during the most recent fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Fund and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of the date of this SAI, the Trustees and the officers of the Trust own less than 1% of the outstanding shares of the Trust.

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Trustee	Fund	Dollar Range of Fund Shares(1)	Aggregate Dollar Range of Shares in Fund Complex Overseen by Trustee (1)(2)
Interested Trustees
Michael S. Rosen	Reality Shares Blockforce Global Currency Strategy ETF	None	Over $1,000,000
Christopher Nero	Reality Shares Blockforce Global Currency Strategy ETF	None	None
Independent Trustees
Nathaniel R. Singer	Reality Shares Blockforce Global Currency Strategy ETF	None	None
Justin Ferayorni, CFA	Reality Shares Blockforce Global Currency Strategy ETF	None	None
Robert J. Buscher	Reality Shares Blockforce Global Currency Strategy ETF	None	None

(1)	Information is provided as of December 31, 2018.
(2)	The term “Fund Complex” refers to the Trust.

Board Compensation. The Trust paid the following fees to the Trustees during the Trust’s most recently completed fiscal year ended October 31, 2018:

Trustee	Aggregate Compensation from the Trust(1)	Total Compensation from the Fund Complex(2)
Interested Trustees
Michael S. Rosen	$0	$0
Christopher Nero(3)	$[____]	$[____]
Independent Trustees
Nathaniel R. Singer	$[____]	$[____]
Justin Ferayorni, CFA	$[____]	$[____]
Robert J. Buscher(4)	$[____]	$[____]

(1)	No Trustee is entitled to any deferred compensation, pension or retirement benefits payable by the Fund.
(2)	The term “Fund Complex” refers to the Trust.
[(3)	Mr. Nero received compensation from the Trust during the fiscal year ended October 31, 2018 because he was considered to be an independent Trustee during a portion of such calendar year.]
(4)	Appointed as Trustee effective March 15, 2018.

Trust Officers. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. Unless otherwise noted, the business address of each officer is 402 West Broadway, Suite 2800, San Diego, California 92101. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Name, Address(1) and Age	Position with Trust and Length of Term(2)	Principal Occupations in Past 5 Years
Eric Ervin (Born: 1976)	President (since 2014)	President, CEO and Co-Founder of Reality Shares, Inc. (October 2011 – present)
Tom Trivella (Born: 1958)	Treasurer (since 2014)	Chief Operating Officer of Reality Shares, Inc. (October 2013 – present)

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Scott Hershorin (Born: 1985)	Secretary (since 2018)

Director, Compliance and Legal of Reality Shares, Inc. (September 2018 – present); Director of Compliance of PayLease, LLC (January 2017 – September 2018); Principal Investigator - Department of Enforcement of the Financial Industry Regulatory Authority (“FINRA”) (April 2014 – October 2016)

Ted J. Uhl (Born: 1975)	Chief Compliance Officer (since 2014)	Deputy Chief Compliance Officer of ALPS (June 2010 – present)

(1)	The business address of Messrs. Ervin, Trivella and Hershorin is 402 West Broadway, Suite 2800, San Diego, California 92101. The business address of Mr. Uhl is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
(2)	Each officer shall serve until death, resignation or removal.

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Purchasing and Selling Fund Shares.”

Depository Trust Company (“DTC”) acts as securities depository for the Fund’s shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

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Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

CREATION AND REDEMPTION OF CREATION UNITS

Purchase (Creation). The Trust issues and sells Shares of the Fund only: (i) in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at the NAV per share next determined after receipt of an order, on any Business Day (as defined below), in proper form.

A “Business Day” with respect to the Fund is, generally, any day on which the Exchange is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Units of the Fund may consist of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) and an amount of cash (the “Cash Component”) computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit” for the Fund, which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. Because non-exchange traded derivatives and certain listed derivatives are not currently eligible for in-kind transfer, they will be substituted through the Cash Component. Specifically, the Fund will not accept exchange-traded options, OTC options, exchange-traded futures, forward contracts, or swaps as Deposit Securities.

The Cash Component is sometimes also referred to as the “Balancing Amount.” The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the value of Deposit Securities. If the Cash Component is a positive number, the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number, the Authorized Participant will receive the Cash Component. The Cash Component does not include any stamp duty tax or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities. These are the sole responsibility of the Authorized Participant.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Cash Component at its discretion. For example, cash may be substituted to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in other situations deemed appropriate by the Trust.

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The Fund reserves the right to use this approach, including issuing and redeeming Creation Units partially in-kind and partially in cash.

The Fund, through the National Securities Clearing Corporation (“NSCC”), make available on each Business Day, prior to the opening of business on its Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund.

Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect creations of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for the Fund Deposit for the Fund changes from time to time based on a number of factors.

Procedures for Creation of Creation Units. To be eligible to place orders with the Distributor and to create a Creation Unit of the Fund, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant. In each case, such entity must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participant Agreement”). A Participating Party or DTC Participant that has entered a Participation Agreement is referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create shares must be placed for one or more Creation Units. All orders to create Creation Units must be received by the Distributor no later than the closing time of the regular trading session on the Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) on the date such orders are placed in order to receive that day’s NAV. All orders must be received in proper form. The date on which an order to create Creation Units is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below, which procedures may change from time to time without notice at the discretion of the Trust. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Units through an Authorized Participant shall be placed with an Authorized Participant, in the form required by such Authorized Participant. In addition, the Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, in that case, orders to create Creation Units of the Fund have to be placed by each investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Those placing orders for Creation Units of the Fund through or outside the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Units of the Fund that are effected outside the Clearing Process generally require the DTC Participant to transmit required Deposit Securities and the Cash Component, if any, to the Fund earlier on the Settlement Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and the Cash Component.

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Placement of Creation Orders Using the Clearing Process. The Clearing Process is a process commonly used to create or redeem Creation Units of the Fund. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through The Bank of New York Mellon to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. The Fund’s Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 2:00 p.m., Eastern time, on the “Settlement Date.” The Settlement Date is typically the second Business Day following the Transmittal Date. The Fund reserve the right to settle transactions on a basis other than “T” plus two Business Days (i.e., days on which the NYSE is open) (“T+2”). In certain cases, Authorized Participants will create and redeem Creation Units of the Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to The Bank of New York Mellon through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by The Bank of New York Mellon no later than 2:00 p.m., Eastern time, on the Settlement Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if The Bank of New York Mellon does not receive both the required Deposit Securities and the Cash Component by 2:00 p.m. on the Settlement Date, such order may be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund’s Deposit as newly constituted to reflect the then-current NAV of the Fund. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 102%, which the Trust may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund’s pending delivery of any missing Deposit Securities.

If an Authorized Participant determines to post an additional cash deposit as collateral for any undelivered Deposit Securities, such Authorized Participant must deposit with The Bank of New York Mellon the appropriate amount of federal funds by 2:00 p.m., Eastern time, on the date of requested settlement. If the Authorized Participant does not place its purchase order by the closing time or The Bank of New York Mellon does not receive federal funds in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with The Bank of New York Mellon, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 102%, which the Trust may change from time to time, of the daily marked-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 2:00 p.m., Eastern time, on the Settlement Date or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities.

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Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the transmittal date plus the brokerage and related transaction costs associated with such purchases, as well as any stamp taxes, income or dividends due.

The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by The Bank of New York Mellon or purchased by the Trust and deposited into the Trust and all related transaction costs and other items, as noted above, have been cleared. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Cash Purchases. When, in the sole discretion of the Trust, cash purchases of Creation Units of shares are available or specified for the Fund, such purchases shall be effected in essentially the same manner as in-kind purchases thereof. In the case of a cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset brokerage and other costs associated with using cash to purchase the requisite Deposit Securities, the Authorized Participant must pay the Transaction Fees required by the Fund. If the Authorized Participant acts as a broker for the Fund in connection with the purchase of Deposit Securities, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs as discussed under the heading “Brokerage Transactions” herein.

Acceptance of Orders of Creation Units. The Trust reserves the absolute right to reject or revoke acceptance of a creation order transmitted to it by the Distributor with respect to the Fund. Orders may be rejected and acceptance may be revoked if, for example: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered are not the same as those disseminated through the facilities of the NSCC for that date by the Fund as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund’s Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund’s Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, The Bank of New York Mellon, the Distributor or the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, The Bank of New York Mellon or a sub-custodian or any other participant in the creation process and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, The Bank of New York Mellon, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

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Creation/Redemption Transaction Fee. Generally, a transaction fee, as set forth in the table below, is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units, as applicable. Authorized Participants may be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, on a given day regardless of the number of Creation Units created or redeemed on that day. To minimize these consequences, the Fund may impose a transaction fee on such Creation Unit transactions that is designed to offset the transfer and other transaction costs the Fund incurs. The Fund may elect to not impose a transaction fee in cases where no transaction costs will be borne by the Fund such as when the Fund’s custodian determines to not assess transaction fees and charges in connection with creation and redemption transactions or when an affiliate of the Fund pays any such transaction costs. The Fund also may adjust the transaction fee from time to time. An additional charge or a variable charge (discussed below) will be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions. With respect to creation orders, Authorized Participants are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust, and with respect to redemption orders, Authorized Participants are responsible for the costs of transferring the Fund’s Securities (defined below) from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary also may be charged a fee for such services.

Fund	Creation/Redemption Transaction Fee
Reality Shares Blockforce Global Currency Strategy ETF	$[____]

In addition to the transaction fees listed above, the Fund may charge a variable fee for creations and redemptions in cash to offset brokerage and impact expenses associated with a cash transaction. The variable transaction fee will be calculated based on historical transaction cost data and the Adviser’s view of current market conditions; however, the actual variable fee charged for a given transaction may be lower or higher than the trading expenses incurred by the Fund with respect to that transaction. In no event will a creation transaction fee exceed 5% of the amount invested or a redemption transaction fee exceed 2% of the amount redeemed.

Placement of Redemption Orders Using the Clearing Process. Orders to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. Except as described herein, an order to redeem Creation Units using the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by The Bank of New York Mellon (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund as next determined. The considerations for redemption of Creation Units of the Fund generally consists of (i) a designated portfolio of in-kind securities that closely approximate the holdings of the Fund (the “Fund Securities”) and (ii) an amount of cash denominated in U.S. dollars (the “Cash Redemptions Amount”) as described below. The requisite Fund Securities and the Cash Redemption Amount generally will be transferred by the second NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside the Clearing Process. Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. An order to redeem Creation Units outside the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by The Bank of New York Mellon (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to The Bank of New York Mellon no later than 11:00 a.m., Eastern time, on the contracted settlement date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within two Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. In certain cases, Authorized Participants will redeem and create Creation Units of the Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

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General Redemption Procedures. An Authorized Participant submitting a redemption request is deemed to represent to the Trust that such redemption request complies with the terms of the procedures set forth in the Participant Agreement. The Trust reserves the right to verify these representations at its discretion. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.

If the requisite number of shares of the Fund is not delivered on the Transmittal Date as described above, the Fund may reject or revoke acceptance of the redemption request because the Authorized Participant has not satisfied all of the settlement requirements.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available Fund and shall be held by The Bank of New York Mellon and marked-to-market daily, and that the fees of The Bank of New York Mellon and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral as well as any transaction costs, stamp taxes, income or dividends due.

The calculation of the value of the Fund’s Securities and the Cash Redemption Amount to be delivered upon redemption will be made by The Bank of New York Mellon according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to The Bank of New York Mellon by a DTC Participant not later than the Closing Time on the Transmittal Date, and the requisite number of shares of the Fund are delivered to The Bank of New York Mellon prior to the DTC cut-off time, then the value of the Fund’s Securities and the Cash Redemption Amount to be delivered will be determined by The Bank of New York Mellon on such Transmittal Date. If, however, a redemption order is submitted to The Bank of New York Mellon by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the Fund are not delivered by the DTC cut-off- time on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund’s Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust on which the shares of the Fund are delivered through DTC to The Bank of New York Mellon by the DTC cut-off-time on such Business Day pursuant to a properly submitted redemption order.

The Fund may also, in their sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund’s Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund’s Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund’s Securities applicable to the redemption of a Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

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Cash Redemptions. The Fund may pay out the proceeds of redemptions of Creation Units solely in cash or through any combination of cash or securities. In addition, an investor may request a redemption in cash that the Fund may, in their sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). Proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption. If the Authorized Participant acts as a broker for the Fund in connection with the sale of Fund Securities, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs as discussed under the heading “Brokerage Transactions” herein. Because non-exchange traded derivatives and certain listed derivatives are not currently eligible for in-kind transfer, they will be substituted with an amount of cash of equal value when the Fund process redemptions of Creation Units. Specifically, the Fund will transfer the corresponding cash value of exchange-traded options, OTC options, exchange-traded futures, forward contracts, or swaps as Deposit Securities.

In-Kind Redemptions. The ability of the Trust to effect in-kind creations and redemptions is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period. The Fund will not suspend or postpone redemption beyond seven days, except as permitted under Section 22(e) of the 1940 Act. Section 22(e) provides that the right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the New York Stock Exchange (the “NYSE”) is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF NET ASSET VALUE

The NAV of the Fund’s shares is calculated each day the NYSE is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. New York time. NAV per share is calculated by dividing the Fund’s net assets by the number of Fund shares outstanding.

Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange on which they are traded, or, if there is no such reported sale on the valuation date, valued at the mean between the most recent bid and asked quotations. Debt securities generally are valued based upon prices provided by an independent, third party pricing agent. Short-term debt securities with remaining maturities of sixty (60) days or less may be valued at (a) their amortized cost, which approximates fair market value, if it can be reasonably concluded at the time of each such valuation that the amortized cost value of the security is approximately the same as the security’s value determined in accordance with market-based factors, or (b) the price provided by an independent third party pricing agent. Non-exchange-traded derivatives, including OTC options, swap transactions and forward transactions, will normally be valued on the basis of quotations or equivalent indication of value supplied by an independent pricing service or major market-makers or dealers. Swaps and futures cleared through a central clearing house, if any, normally are valued at the settlement price established each day by the board of exchange on which they are traded. The Trust may use various third-party pricing services, or discontinue the use of any third-party pricing service, as determined by the Trust’s Board of Trustees from time to time.

Other portfolio securities and assets for which market quotations are not readily available or determined to not represent the current fair value are valued based on fair value as determined by the Fund in good faith in accordance with procedures adopted by the Board. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

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PROXY VOTING POLICIES AND PROCEDURES

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI.

The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Fund, when filed, may be obtained at no charge upon request by calling (855) 595-0240 or by visiting the SEC’s website at www.sec.gov.

TAXES

[The following is only a summary of certain additional U.S. federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund’s Prospectus. No attempt is made to present a detailed explanation of the U.S. federal, state, local or foreign tax treatment of the Fund or its shareholders and the discussion here and in the Fund’s Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

This discussion of federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein and may have a retroactive effect with respect to the transactions contemplated herein.

The recently enacted tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”) makes significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and would apply only to taxable years beginning after December 31, 2017 and before January 1, 2026. There are only minor changes with respect to the specific rules only applicable to a RIC, such as the Fund. The Tax Act, however, makes numerous other changes to the tax rules that may affect shareholders and the Fund. You are urged to consult with your own tax advisor regarding how the Tax Act affects your investment in the Fund.

Qualification as a Regulated Investment Company and Taxation of the Fund. The Fund intends to qualify as a RIC under Subchapter M of the Internal Revenue Code so that it will be relieved of federal income tax on that part of its income that is timely distributed to shareholders. In order to qualify for treatment as a RIC, the Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) and at least 90% of its net tax exempt interest income, for each tax year, if any (“Distribution Requirement”) and also must meet several additional requirements.

Among these requirements are the following: (i) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership (the “Qualifying Income Test”); (ii) at the close of each quarter of the Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership; and (iii) at the close of each quarter of the Fund’s taxable year, not more than 25% of the value of its assets may be invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

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If the Fund fails to satisfy the Qualifying Income Test or Asset Test in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Asset Test where the Fund corrects the failure within a specified period. If the Fund fails to qualify as a RIC for any year, and the relief provisions are not available, all of its income will be subject to federal income tax at regular corporate rates (which the Tax Act reduced to 21%) without any deduction for distributions to shareholders. In such case, its shareholders would generally be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify for treatment as a RIC, the Fund will establish procedures to reflect the anticipated tax liabilities in the Fund’s NAV.

Although the Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and any realized net capital gain (after taking into account any capital loss carryovers), if the Fund failed to satisfy the Distribution Requirement for any taxable year, the Fund would be taxed as a regular corporation, with consequences generally similar to those described above. If the Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed.

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

The treatment of capital loss carryovers for a RIC is similar to the rules that apply to capital loss carryovers of individuals and provide that such losses are carried over by the Fund indefinitely. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of such Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Internal Revenue Code.

Excise Taxes. Notwithstanding the Distribution Requirement described above, which generally requires the Fund to distribute at least 90% of its annual investment company taxable income and the excess of its exempt interest income, but does not require any minimum distribution of net capital gain, the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98.2% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions to avoid liability for the federal excise tax, but can make no assurances that such tax will be completely eliminated. The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the Adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirements for qualification as a RIC.

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Fund Distributions. If you are subject to tax, distributions of net short-term capital gains will be taxable to you as ordinary income. In general, distributions by the Fund of investment company taxable income, if any, whether received in cash or additional shares, will be taxable to you as ordinary income (to the extent of the current or accumulated earnings and profits of the Fund). All or a portion of these distributions (excluding net short-term capital gains) may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 20% (lower rates apply to individuals in lower tax brackets)) to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). In order for the dividends received by the Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. Specifically, a dividend will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become “ex-dividend” (which is the day on which declared distributions (dividends or capital gains) are deducted from the Fund’s assets before it calculates the NAV) with respect to such dividend, (ii) the Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Therefore, if you lend your Fund Shares, such as pursuant to a securities lending arrangement, you may lose the ability to treat dividends (paid while the Shares are held by the borrower) as qualified dividend income. Distributions received by the Fund from another RIC (including an ETF that is taxable as a RIC) will be treated as qualified dividend income only to the extent so reported by such RIC.

For non-corporate shareholders, long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates.

In the case of corporate shareholders, the Fund’s distributions (other than capital gain distributions) generally qualify for the dividends-received deduction to the extent such distributions are so reported and do not exceed the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation.

To the extent that the Fund makes distributions of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. After a shareholder’s basis in the Fund shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Fund shares.

A dividend or distribution received shortly after the purchase of shares reduces the NAV of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the NAV of shares were reduced below the shareholder’s cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment, though taxable to the shareholder in the same manner as other dividends or distributions.

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Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

The Fund (or your broker) will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual percentage of such income earned during the period of your investment in the Fund.

Medicare Contribution Tax. U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a new 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends and capital gains (including capital gains realized on the sale or exchange of shares of the Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Sale, Exchange or Redemption of Fund Shares. If you are subject to tax, any gain or loss recognized on a sale, exchange or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period. For tax purposes, an exchange of Fund shares for shares of a different fund is the same as a sale.

Cost-Basis Reporting. Unless you fall within certain exceptions, the custodian, broker or other administrative agent holding your shares in the Fund on your behalf must report to the Internal Revenue Service (“IRS”) and furnish to you the cost basis information for shares of the Fund. In addition to reporting the gross proceeds from the sale of shares of the Fund, you will receive cost basis information for such shares, which will indicate whether these shares had a short-term or long-term holding period. For each sale of shares of the Fund, you are to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the custodian, broker or other administrative agent holding your shares in the Fund will use a default cost basis method they have chosen, which should have been communicated to you. The cost basis method elected by you (or the cost basis method applied by default) for each sale of shares of the Fund may not be changed after the settlement date of each such sale. You should consult your tax advisor to determine the best IRS-accepted cost basis method for your tax situation and to obtain more information about how cost basis reporting applies to you. Shareholders also should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

Federal Tax Treatment of Certain Fund Investments. The Fund may invest in derivative instruments and these investments may be subject to numerous special and complex tax rules. These rules could affect the Fund’s ability to qualify as a RIC, affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of their foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund. To the extent the Fund invests in an underlying fund that is taxable as a RIC, the following discussion regarding the tax treatment of derivative instruments will also apply to the underlying funds that also invest in such complex securities and investments.

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To the extent the Fund writes (selling) and purchases options and futures contracts, such activity will involve complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection with such transactions. The Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund’s fiscal year on futures or certain options transactions. Such distributions are combined with distributions of capital gains realized on the Fund’s other investments and shareholders are advised on the nature of the distributions.

To the extent the Fund writes options that are not subject to the rules of Section 1256 of the Internal Revenue Code, the amount of the premium received by the Fund for writing such options will be entirely short-term capital gain to the Fund. In addition, if such an option is closed by the Fund, any gain or loss realized by the Fund as a result of the closing the transaction will also be short-term capital gain or loss. If the holder of a put option exercises the holder’s right under the option, any gain or loss realized by the Fund upon the sale of the underlying security pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund’s holding period for the underlying security.

The Fund may invest in certain futures and forward contracts and intend to enter into certain types of listed options on broad based securities indexes (“Section 1256 contracts”), which will be required to be “marked-to-market” for federal income tax purposes that is, treated as having been sold at their market value on the last day of the Fund’s taxable year. These provisions may require the Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of Section 1256 contracts will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Transactions that qualify as designated hedges are exempt from this mark-to-market rule, but may require the Fund to defer the recognition of losses on these options to the extent of any unrecognized gains on related positions held by it.

The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing, and character of the Fund’s distributions to its shareholders. For example, the Section 1256 rules described above may operate to increase the amount the Fund must distribute to satisfy the minimum distribution requirement for the portion treated as short-term capital gain which will be taxable to its shareholders as ordinary income, and to increase the net capital gain it recognizes, without, in either case, increasing the cash available to it. The Fund may elect to exclude certain transactions from the operation of Section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Accordingly, in order to avoid certain income and excise taxes, the Fund may be required to liquidate its investments at a time when the Adviser might not otherwise have chosen to do so. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

Offsetting positions held by the Fund involving certain derivative instruments, such as options, futures and forward currency contracts, may be considered, for federal income tax purposes, to constitute “straddles.” Straddles are defined to include offsetting positions in actively traded personal property. In certain circumstances, the rules governing straddles override or modify the provisions of Section 1256, described above. If the Fund is treated as entering into a straddle and at least one (but not all) of its positions in derivative contracts comprising a part of such straddle is governed by Section 1256, then such straddle could be characterized as a “mixed straddle.” The Fund may make one or more elections with respect to mixed straddles. Depending on which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by it may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be characterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions and cause such sales to be subject to the “wash sale” and “short sale” rules. As a result, the straddle rules could cause distributions that may otherwise constitute “qualified dividend income” or long-term capital gain to fail to satisfy the applicable holding period requirements, described above, and therefore to be taxed as ordinary income or short-term capital gain. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where the Fund had not engaged in such transactions.

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Under the Internal Revenue Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer’s functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not “regulated futures contracts,” and from unlisted options will be treated as ordinary income or loss under the Internal Revenue Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are also subject to special treatment. In general, any such gains or losses will increase or decrease the amount of the Fund’s investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund’s net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.

Foreign Taxes. Dividends are interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund’s securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to and intends to file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders’ federal income tax. If the Fund makes the election, the Fund (or its administrative agent) will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions.

A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, which may result in a shareholder not receiving a full credit or deduction (if any) for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if the Fund was eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under the Tax Act, tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, the tax-exempt shareholder could realize UBTI by virtue of an investment in the Fund where, for example: (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”); (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC; or (iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Internal Revenue Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisors regarding these issues.

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Retirement Accounts. If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on income and capital gains distribution from the Fund, until you begin receiving payments from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

Backup Withholding. The Fund will be required in certain cases to withhold, at a rate of 24%, and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who: (i) has provided the Fund either an incorrect tax identification number or no number at all; (ii) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends; (iii) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (iv) has failed to certify to the Fund that the shareholder is a U.S. person (including a resident alien).

Non-U.S. Shareholders. If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. The Fund may, under certain circumstances, designate all or a portion of a dividend as an “interest-related dividend” that if received by a nonresident alien or foreign entity would generally be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The Fund may also, under certain circumstances, designate all or a portion of a dividend as a “qualified short-term capital gain dividend,” which if received by a nonresident alien or foreign entity would generally be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. Gains realized by non-U.S. shareholders from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Non-U.S. shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a non-U.S. shareholder entitled to claim the benefits of a tax treaty may be different than those described above. A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax, in addition to the federal income tax consequences referred to above.

Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), the Fund is required to withhold 30% of certain ordinary dividends they pay, and, after December 31, 2018, 30% of the gross proceeds of share redemptions and certain Capital Gain Dividends they pay, to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. individual that timely provides the certifications required by the Fund or their agent on a valid IRS Form W-9 or applicable IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to the Fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

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A non-U.S. entity that invests in the Fund will need to provide such Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in the Fund should consult their tax advisors in this regard.

Non-U.S. Investors are encouraged to consult their tax advisor prior to investing in the Fund.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

State Taxes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in Fund shares.

Creation and Redemption of Creation Units. An Authorized Participant that exchanges securities for Creation Units generally will recognize a gain or loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any amount of cash received by the Authorized Participant in the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities surrendered and any amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate U.S. dollar market value of the securities plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss that is realized upon an exchange of securities for Creation Units cannot be currently deducted under the rules governing ‘‘wash sales’’ (for an Authorized Participant which does not mark-to-market its holdings), or on the basis that there has been no significant change in economic position.

Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for non-U.S. currency will generally be treated as ordinary income or loss. Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for securities, or upon a redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon an issuance of Creation Units in exchange for securities will generally be treated as long-term capital gain or loss if the securities have been held for more than one year. Any capital gain or loss realized upon the redemption of a Creation Unit will generally be treated as long-term capital gain or loss if the Fund shares comprising the Creation Unit have been held for more than one year. Otherwise, such capital gains or losses are treated as short-term capital gains or losses. An Authorized Participant purchasing or redeeming Creation Units should consult their tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rules apply and when a loss might be deductible.

The Fund may include cash when paying the redemption price for Creation Units in addition to, or in place of, the delivery of a basket of securities. The Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used.

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The Trust on behalf of the Fund has the right to reject an order for a purchase of shares of the Trust if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Internal Revenue Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Because each shareholder’s tax situation is different, you should consult your tax advisor about the tax implications of an investment in the Fund.]

BROKERAGE TRANSACTIONS

Brokerage Transactions. The Adviser assumes general supervision over placing orders on behalf of the Fund for the purchase and sale of portfolio securities. In selecting the brokers or dealers for any transaction in portfolio securities, the Adviser’s policy is to make such selection based on factors deemed relevant, including but not limited to the breadth of the market in the security; the price of the security; the reasonableness of the commission or mark-up or mark-down, if any; execution capability; settlement capability; back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. The Adviser does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of the Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

To the extent creation or redemption transactions are conducted on a cash or “cash in lieu” basis, the Fund may contemporaneously transact with broker-dealers for the purchase or sale of portfolio securities in connection with such transactions (see “Creation and Redemption of Creation Units” herein). Such orders may be placed with an Authorized Participant in its capacity as broker-dealer or with an affiliated broker-dealer of such Authorized Participant. In such cases, the Fund will require such broker-dealer to achieve execution at a price that is at least as favorable to the Fund as the value of such securities used to calculate the Fund’s NAV. The broker-dealer will be required to reimburse the Fund for, among other things, any difference between the price (including applicable brokerage commissions, taxes and transaction costs) at which such securities were bought or sold and the value of such securities used to calculate the Fund’s NAV. This amount will vary depending on the quality of the execution and may be capped at amounts determined by the Adviser in its sole discretion.

Portfolio Turnover Rate. Portfolio turnover rate is defined under SEC rules as the greater of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Fund may invest since such contracts generally have remaining maturities of less than one-year. The Fund may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees, and agents of the Fund, including the Adviser. The Policy is designed to ensure that the disclosure of information about the Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of the Fund.

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As an ETF, information about the Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any exemptive order of the SEC applicable to the Fund, regulations of the Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of the Fund’s anticipated portfolio holdings as of the next Business Day. This information is used in connection with the creation and redemption process and is disseminated on a daily basis through the facilities of the Exchange, the NSCC and/or third- party service providers.

The Fund will disclose on the Fund’s website at the start of each Business Day the identities and quantities of the securities and other assets held by the Fund that will form the basis of the Fund’s calculation of their NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day.

Daily access to the Fund’s portfolio holdings with no lag time is permitted to personnel of the Adviser, the Fund’s distributor and the Fund’s administrator, custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Fund. The Fund’s Chief Compliance Officer (“CCO”) may authorize disclosure of portfolio holdings.

The Fund may disclose their complete portfolio holdings or a portion of its portfolio holdings online at www.realityshares.com. Online disclosure of such holdings is publicly available at no charge.

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADDITIONAL INFORMATION CONCERNING THE TRUST

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Fund. Each share issued by the Fund has a pro rata interest in the assets of the Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. If additional series of the Trust are created, shares of all series vote together as a single class except that if the matter being voted on affects only a particular series or if a matter affects a particular series differently from other series, that series will vote separately on such matter.

Each share held entitles the shareholder of record to one vote. As a Delaware statutory trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the prospectus or SAI states that an investment limitation or the Fundamental policy may not be changed without shareholder approval, such approval means the vote of: (i) 67% or more of the Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

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Following the creation of the initial Creation Unit(s) of shares of the Fund and immediately prior to the commencement of trading in the Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. The Fund cannot accurately predict the length of time for which one or more shareholders may remain a control person or persons of the Fund.

Any series of the Trust may reorganize or merge with one or more other series of the Trust or another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law, without the approval of shareholders of any series.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

CODES OF ETHICS

The Board has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, including transactions in shares of the Fund and securities that may be purchased or held by the Fund, but are required to report, and in certain cases obtain pre-approval of, their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

CUSTODIAN AND TRANSFER AGENT

The Bank of New York Mellon, located at 101 Barclay Street, New York, New York 10286, acts as custodian, transfer agent and dividend paying agent for the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[____], located at [____], serves as the Trust’s independent registered public accounting firm.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as counsel to the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of the date of this SAI, the Fund does not have any control persons or principal holders of securities to report.

46

APPENDIX A DESCRIPTION OF RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS

The following descriptions of corporate bond ratings have been published by Moody’s, S&P, and Fitch, Inc., (“Fitch”), respectively.

DESCRIPTION OF MOODY’S LONG-TERM RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the Fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF S&P’S LONG-TERM RATINGS

Investment Grade

AAA Debt rated “AAA” has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated “A” has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

DESCRIPTION OF FITCH’S LONG-TERM RATINGS

Investment Grade Bond

AAA Bonds rated AAA are judged to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times greater than interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions.

A-1

AA Bonds rated AA are judged to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

A Bonds rated A are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of commercial paper ratings have been published by Moody’s, Standard and Poor’s, and Fitch, Inc., respectively.

DESCRIPTION OF MOODY’S SHORT-TERM RATINGS

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•	Leading market positions in well-established industries.
•	High rates of return on funds employed.
•	Conservative capitalization structures with moderate reliance on debt and ample asset protection.
•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P’S SHORT-TERM RATINGS

A-1	This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1”.

DESCRIPTION OF FITCH’S SHORT-TERM RATINGS

F-1	Highest Credit Quality. Indicates the best capacity for timely payment of financial commitments; may have an added “+” to denote exceptionally strong credit feature.

F-2	Good Credit Quality. A satisfactory capacity for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3	Fair Credit Quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

A-2

APPENDIX B

LOCAL MARKET HOLIDAY SCHEDULES AND REDEMPTION CYCLES

[To Be Inserted]

B-1

APPENDIX C

REALITY SHARES ADVISORS, LLC

Proxy Voting Policies and Procedures December 2013

Reality Shares Advisors, LLC (“RSA”) has been delegated proxy voting responsibility by the Reality Shares EFT Trust (“Trust”) for proxies solicited on the securities held in the Trust’s underlining mutual funds’ portfolios (“Funds”), which are managed by RSA. These policies and procedures, which may be amended from time to time, apply to the voting of such proxies by RSA.

SECTION 1- PROXY VOTING GUIDELINES

The fundamental guideline followed by RSA in voting proxies on behalf of the Fund is to make every effort to ensure that the manner in which shares are voted is in the best interest of the Fund and the value of the specific investment. Absent special circumstances of the types described below, it is the policy of RSA to exercise its proxy voting discretion in accordance with the guidelines set forth in Exhibit A (“Proxy Voting Guidelines”). Any changes to the Proxy Voting Guidelines must be pre-approved in writing by RSA’s Chief Compliance Officer (“CCO”).

SECTION 2 - VOTING RESPONSIBILITY

The CCO has the responsibility of voting the Fund’s proxies received by RSA (the “Responsible Voting Party”). RSA may delegate to a non-affiliated third party vendor, the responsibility to review proxy proposals and make voting recommendations. RSA will ensure that any third party recommendations followed will be consistent with the Proxy Voting Guidelines.

SECTION 3 - APPLICATION OF PROXY VOTING GUIDELINES

It is intended that the Proxy Voting Guidelines will be applied with a measure of flexibility. Accordingly, except as otherwise provided in these policies and procedures, the Responsible Voting Party (with the pre-approval of the CCO) may vote a proxy contrary to the Proxy Voting Guidelines if it is determined that such action is in the best interests of the Fund. In the exercise of such discretion, the Responsible Voting Party may take into account a wide array of factors relating to the matter under consideration, the nature of the proposal, and the company involved. Similarly, poor past performance, uncertainties about management and future directions, and other factors may lead to a conclusion that particular proposals by an issuer present unacceptable investment risks and should not be supported. In addition, the proposals should be evaluated in context. For example, a particular proposal may be acceptable standing alone, but objectionable when part of an existing or proposed package, such as where the effect may be to entrench management. Special circumstances or instructions from the Board of Trustees of the Trust may also justify casting different votes.

The Responsible Voting Party will document the rationale for any proxy voted contrary to the Proxy Voting Guidelines. Such information will be maintained as part of the recordkeeping process.

SECTION 4 - CONFLICTS OF INTEREST

RSA may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. For example, a conflict would exist if RSA, its, or the Fund’s affiliates and/or employees have a business or personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships.

If at any time, RSA and/or the Responsible Voting Party become aware of any type of potential or actual conflict of interest relating to a particular proxy proposal, they will promptly report such conflict to the CCO. Conflicts of interest will be handled in various ways depending on the type and materiality. This includes:

C-1

I.	Where the Proxy Voting Guidelines outline RSA’s voting position, as either “for” or “against” such proxy proposal, voting will be in made accordance with the Proxy Voting Guidelines.

II.	Where the Proxy Voting Guidelines outline RSA’s voting position to be determined on a “case by case” basis for such proxy proposal, or such proposal is not listed in the Proxy Voting Guidelines, then one of the two following methods will be selected by RSA depending upon the facts and circumstances of each situation and the requirements of applicable law:

A.	Voting the proxy in accordance with the voting recommendation of non-affiliated third party vendors.

B.	Voting the proxy pursuant to direction by the Board of Trustees of the Fund.

SECTION 5 - OTHER SPECIAL SITUATIONS

RSA may choose not to vote proxies in certain situations, such as: 1) where RSA deems the cost of voting would exceed any anticipated benefit to the Fund, or 2) where a proxy is received for a security no longer held in the Fund’s portfolio (i.e., RSA had previously sold the entire position).

SECTION 6 - PROXY VOTING RECORDS

RSA will maintain the following records under these policies and procedures:

I.	A copy of all policies and procedures.

II.	A copy of each proxy statement received regarding the Fund’s securities.

III.	A record of each vote cast by RSA on behalf of the Fund.

IV.	A copy of any document created by RSA that was material to making a decision on how to vote proxies on behalf of the Fund or that memorialize the basis for that decision.

V.	A copy of each written request by the Board of Trustees or CCO of the Fund for information on how RSA voted proxies on behalf of the Fund, and a copy of any written response by RSA to any (written or verbal) request for information on how RSA voted proxies on behalf of the Fund.

The foregoing records will be retained for at least six (6) years from the end of the year the document was created. RSA may rely on one or more third parties to create and retain the records referred to in items II and III above.

SECTION 7 – REPORTING AND DISCLOSURES

A copy of these policies and procedures will be provided to the Fund’s CCO and the Board of Trustees anytime upon request and at least annually for review and approval. In addition, information on each proxy voted will be provided to the Fund’s CCO or designee, in accordance with the Fund’s written policies and procedures.

C-2

Exhibit A

Reality Shares Advisors, LLC Proxy Voting Guidelines

It is intended that these Proxy Voting Guidelines will be applied with a measure of flexibility. Accordingly, except as otherwise provided in the Reality Shares Advisors, LLC Proxy Voting Policy, the Firm may vote a proxy contrary to the below guidelines if it is determined that such action is in the best interests of the Fund.

RSA will vote “For” the following voting issues:

•	Board Majority of Independent Directors
•	Board Committee membership exclusively of independent Directors Fixed Board size
•	Shareholders ability to remove Directors
•	Shareholders proposal to have independent Chair Director Ratification of auditors
•	Confidential voting D&O indemnification
•	Employee stock purchase plans
•	Shareholder ratification of golden parachutes Shareholder approval to implement ESOP
•	Shareholder ability to remove Directors with or without cause Shareholder electing directors to fill board vacancies
•	401(k) plans for employees Expensing stocks options Minor bylaw changes Corporate name changes
•	Changing date, time, and/or location of annual meeting Disclosure of CEO succession planning
•	Shareholder voting required for poison pills

RSA will vote “Against” the following voting issues:

•	Directors required to own minimum amount of company stock Limit of tenure of Directors
•	Poison pills without shareholder approval Mandatory retirement age for Directors Amending bylaws without shareholder consent
•	Restriction on shareholders’ ability to call special meetings Requiring supermajority of shareholder votes

RSA will vote “Case by Case” for the following voting issues and for any issues not listed in these guidelines:

•	Auditor indemnification and limits of liability Limiting non-audit services by auditor Shareholder proposals on audit firm rotation Election of Directors
•	Compensation Committee members Management “say on pay” proposals
•	Proposals to classify/stagger the Board Advance notice proposals
•	Anti-green mail proposals
•	Proxy expense reimbursements
•	Change state of incorporation
•	To increase common shares of company

C-3

PART C: OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Certificate of Trust dated March 26, 2014 (the “Certificate of Trust”) of Reality Shares ETF Trust (the “Registrant”) is incorporated herein by reference to Exhibit (a)(1) to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001193125-13-438546 on November 12, 2013.

(a)(2)	Certificate of Amendment dated September 13, 2013 to the Certificate of Trust is incorporated herein by reference to Exhibit (a)(2) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001193125-14-260683 on July 3, 2014.

(a)(3)	Registrant’s Amended and Restated Agreement and Declaration of Trust dated November 7, 2013 (the “Declaration of Trust”) is incorporated herein by reference to Exhibit (a)(3) to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001193125-13-438546 on November 12, 2013.

(b)	Registrant’s Amended and Restated By-Laws dated November 7, 2013, as amended and restated March 9, 2016, are incorporated herein by reference to Exhibit (b) to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001144204-17-011613 on February 28, 2017.

(c)	See Article III and Article V of the Registrant’s Declaration of Trust, which is incorporated herein by reference to Exhibit (a)(3) to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001193125-13-438546 on November 12, 2013.

(d)(1)	Amended and Restated Investment Advisory Agreement dated June 14, 2018 between the Registrant and Reality Shares Advisors, LLC (the “Adviser”) (the “Advisory Agreement”) is incorporated herein by reference to Exhibit (d) to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001144204-18-034834 on June 19, 2018.

(d)(2)	Revised Schedule A, dated September 13, 2018, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001144204-18-056491 on October 31, 2018.

(d)(3)	Revised Schedule A to the Amended and Restated Investment Advisory Agreement dated June 14, 2018, reflecting the addition of the Reality Shares Blockforce Global Currency Strategy ETF, to be filed by amendment.

(e)(1)	Distribution Agreement dated April 16, 2018 between the Registrant and ALPS Distributors, Inc. (the “Distributor”) (the “Distribution Agreement”) is incorporated herein by reference to Exhibit (e)(1) to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001144204-18-034834 on June 19, 2018.

1

(e)(2)	Amendment No. 1, effective as of June 15, 2018, to the Distribution Agreement is incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001144204-18-034834 on June 19, 2018.

(e)(3)	Amendment No. 2, effective as of September 13, 2018, to the Distribution Agreement is incorporated herein by reference to Exhibit (e)(3) to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001144204-18-056491 on October 31, 2018.

(e)(4)	Amendment No. 3 to the Distribution Agreement, reflecting the addition of the Reality Shares Blockforce Global Currency Strategy ETF, to be filed by amendment.

(e)(5)	Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (e)(2) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001193125-14-039232 on February 6, 2014.

(f)	Not Applicable.

(g)(1)	Custody Agreement dated January 21, 2014 between the Registrant and The Bank of New York Mellon (the “Custody Agreement”) is incorporated herein by reference to Exhibit (g)(1) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001193125-14-260683 on July 3, 2014.

(g)(2)	Amendment and revised Schedule II, dated September 13, 2018, to the Custody Agreement is incorporated herein by reference to Exhibit (g)(2) to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001144204-18-056491 on October 31, 2018.

(g)(3)	Amendment and revised Schedule II to the Custody Agreement, reflecting the addition of the Reality Shares Blockforce Global Currency Strategy ETF, to be filed by amendment.

(g)(4)	Foreign Custody Manager Agreement dated January 17, 2018 between the Reality Shares NASDAQ NexGen Economy ETF and The Bank of New York Mellon (the “Foreign Custody Agreement”) is incorporated herein by reference to Exhibit (g)(4) to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001144204-18-019419 on April 5, 2018.

(g)(5)	Amendment and revised Annex I, dated April 10, 2018, to the Foreign Custody Agreement is incorporated herein by reference to Exhibit (g)(4) to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001144204-18-034834 on June 19, 2018.

(g)(6)	Amendment and revised Annex I to the Foreign Custody Agreement, reflecting the addition of the Blockforce Global Currency Strategy ETF, to be filed by amendment.

(h)(1)	Fund Administration and Accounting Agreement dated January 21, 2014 between the Registrant and The Bank of New York Mellon (the “Administration Agreement”) is incorporated herein by reference to Exhibit (h)(1) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001193125-14-260683 on July 3, 2014.

2

(h)(2)	Amendment and revised Exhibit A, dated September 13, 2018, to the Administration Agreement is incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001144204-18-056491 on October 31, 2018.

(h)(3)	Amendment and revised Exhibit A to the Administration Agreement, reflecting the addition of the Reality Shares Blockforce Global Currency Strategy ETF, to be filed by amendment.

(h)(4)	Transfer Agency and Service Agreement dated January 21, 2014 between the Registrant and The Bank of New York Mellon (the “Transfer Agency Agreement”) is incorporated herein by reference to Exhibit (h)(3) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001193125-14-260683 on July 3, 2014.

(h)(5)	Amendment and revised Appendix I, dated September 13, 2018, to the Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001144204-18-056491 on October 31, 2018.

(h)(6)	Amendment and revised Appendix I to the Transfer Agency Agreement, reflecting the addition of the Reality Shares Blockforce Global Currency Strategy ETF, to be filed by amendment.

(h)(7)	Chief Compliance Officer Services Agreement dated December 16, 2014 between the Registrant and ALPS Funds Services, Inc. (the “CCO Agreement”) is incorporated herein by reference to Exhibit (h)(5) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001193125-14-446892 on December 18, 2014.

(h)(8)	Amendment, dated November 2, 2015, to the CCO Agreement is incorporated herein by reference to Exhibit (h)(7) to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001193125-16-482285 on February 26, 2016.

(i)(1)	Opinion and Consent of Morgan, Lewis & Bockius LLP, relating to the Reality Shares DIVS ETF, Reality Shares DIVCON Leaders Dividend ETF, Reality Shares DIVCON Dividend Defender ETF, Reality Shares DIVCON Dividend Guard ETF, Reality Shares NASDAQ-100 DIVS Index ETF and Reality Shares DIVS Index ETF, is incorporated herein by reference to Exhibit (i) to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001144204-17-011613 on February 28, 2017.

(i)(2)	Opinion and Consent of Morgan, Lewis & Bockius LLP, relating to the Reality Shares Nasdaq NexGen Economy ETF, is incorporated herein by reference to Exhibit (i)(2) to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001144204-18-011277 on February 27, 2018.

(i)(3)	Opinion and Consent of Morgan, Lewis & Bockius LLP, relating to the Reality Shares Nasdaq NexGen Economy China ETF, is incorporated herein by reference to Exhibit (i)(3) to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001144204-18-034834 on June 19, 2018.

3

(i)(4)	Opinion and Consent of Morgan, Lewis & Bockius LLP, relating to the Reality Shares Fundstrat DQM Long ETF, is incorporated herein by reference to Exhibit (i)(4) to Pre-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001144204-18-056491 on October 31, 2018.

(i)(5)	Opinion and Consent of Morgan, Lewis & Bockius LLP, relating to the Reality Shares Blockforce Global Currency Strategy ETF, to be filed by amendment.

(j)	Not applicable.

(k)	Not applicable.

(l)	Initial Capital Agreement dated October 22, 2014 is incorporated herein by reference to Exhibit (l) to Pre-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001193125-14-409410 on November 12, 2014.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p)(1)	Code of Ethics for the Registrant is incorporated herein by reference to Exhibit (p)(1) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001193125-14-039232 on February 6, 2014.

(p)(2)	Code of Ethics for the Adviser is incorporated herein by reference to Exhibit (p)(2) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001193125-14-039232 on February 6, 2014.

(p)(3)	Amended Code of Ethics for the Distributor dated December 19, 2014 is incorporated herein by reference to Exhibit (p)(4) to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001193125-16-482285 on February 26, 2016.

(p)(4)	Amended Code of Ethics for the Registrant is incorporated herein by reference to Exhibit (p)(4) to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001144204-17-011613 on February 28, 2017.

(q)	Powers of Attorney for Trustees of the Registrant are incorporated herein by reference to Exhibit (q) to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001144204-18-019419 on April 5, 2018.

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Item 29. Persons Controlled by or Under Common Control with the Registrant:

Not applicable.

Item 30. Indemnification:

Please see Article VII of the Declaration of Trust, which is filed as Exhibit (a)(3) to the Registrant’s Registration Statement and is incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suite or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

Item 31. Business and Other Connections of the Investment Adviser:

The following lists any other business, profession, vocation or employment of a substantial nature in which the Adviser, and each director, officer or partner of the Adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner, or trustee. Unless noted below, neither the Adviser nor any director, officer or partner of the Adviser is or has been engaged within the last two fiscal years in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

The Adviser serves as the investment adviser for each series of the Registrant. The Adviser’s principal business address is 402 West Broadway, Suite 2800, San Diego, California 92101. The Adviser is an investment adviser registered under the Investment Advisers Act of 1940.

Name and Position with the Adviser	Name of Other Company	Position with Other Company
Eric Ervin, President	Reality Shares, Inc.	President and CEO
Ryan Ballantyne, Vice President and Secretary	Reality Shares, Inc.	Vice President and Secretary
Tom Trivella, Assistant Secretary, Chief Financial Officer, Chief Operating Officer	Reality Shares, Inc.	Chief Operating Officer and Chief Financial Officer
Scott Hershorin, Chief Compliance Officer	Reality Shares, Inc.	Compliance and Operations Associate

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Item 32. Principal Underwriters.

(a)	ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1290 Funds, Arberdeen Standard Investments ETFs, Acacia Trust, ALPS Series Trust, The Arbitrage Funds, AQR Funds, Barings Funds Trust, BBH Trust, Brandes Investment Trust, Broadstone Real Estate Access Fund, Broadview Funds Trust, Brown Capital Management Mutual Funds, Centre Funds, CION Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds Trust, DBX ETF Trust, Flat Rock Opportunity Fund, Financial Investors Trust, Firsthand Funds, FS Credit Income Fund, FS Energy Total Return Fund, FS Series Trust, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Credit Fund, Griffin Institutional Access Real Estate Fund, Hartford Funds Exchange-Traded Trust, Hartford Funds NextShares Trust, Harvest Volatility Edge Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Series Fund, Inc., Index Funds, IndexIQ Active ETF Trust, Index IQ ETF Trust, IVY NextShares Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, M3Sixty Funds Trust, Mairs & Power Funds Trust, Meridian Fund, Inc., Natixis ETF Trust, Northern Lights Fund Trust (on behalf of the 13D Activist Fund), NorthStar Real Estate Capital Income Fund, NorthStar Real Estate Capital Income Fund-ADV, NorthStar Real Estate Capital Income Fund-C, NorthStar Real Estate Capital Income Fund-T, NorthStar/Townsend Institutional Real Estate Fund, Pax World Series Trust I, Pax World Funds Trust III, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, Segall Bryant & Hamill Trust, Sierra Total Return Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Stone Ridge Trust, Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV, Stone Ridge Trust V, Total Income + Real Estate Fund, USCF ETF Trust, USCF Mutual Funds Trust, Wasatch Funds, WesMark Funds, , and Wilmington Funds.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	None
Bradley J. Swenson	Senior Vice President, Chief Operating Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Joseph J. Frank **	Secretary	None
Patrick J. Pedonti **	Vice President, Treasurer and Assistant Secretary	None
Douglas W. Fleming**	Assistant Treasurer	None
Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary	None
Steven Price	Senior Vice President, Chief Compliance Officer	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
Josh Eihausen	Vice President, Associate Senior Counsel	None

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Name*	Position with Underwriter	Positions with Fund
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Tison Cory	Vice President, Intermediary Operations	None
Stephen J. Kyllo	Vice President, Deputy Chief Compliance Officer	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	The principal business address for Messrs. Pedonti, Frank and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c)	Not applicable.

Item 33. Location of Accounts and Records:

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules thereunder will be maintained by the Registrant or on its behalf by the following entities:

Reality Shares ETF Trust

402 West Broadway, Suite 2800

San Diego, California 92101

The Bank of New York Mellon

225 Liberty Street

New York, New York 10286

Reality Shares Advisors, LLC

402 West Broadway, Suite 2800

San Diego, California 92101

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

Item 34. Management Services:

None.

Item 35. Undertakings:

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Diego, State of California on the llth day of February, 2019.

REALITY SHARES ETF TRUST

By:	/s/ Eric Ervin
Eric Ervin
President (Principal Executive Officer)

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Christopher Nero* Chris Nero	Trustee	February 11, 2019

/s/ Michael S. Rosen* Michael Rosen	Trustee	February 11, 2019

/s/ Nathaniel R. Singer* Nathaniel Singer	Trustee	February 11, 2019

/s/ Justin Ferayorni* Justin Ferayorni	Trustee	February 11, 2019

/s/ Robert Buscher* Robert Buscher	Trustee	February 11, 2019

/s/ Eric Ervin Eric Ervin	President (Principal Executive Officer)	February 11, 2019

/s/ Tom Trivella Tom Trivella	Treasurer (Principal Financial Officer and Principal Accounting Officer)	February 11, 2019

*By:	/s/ Tom Trivella
Tom Trivella
Attorney-in-Fact

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